AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 2002
                                                         1933 Act File No. 37028
                                                         1940 Act File No. 09943

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X
                                                                   -----
                         Pre-Effective Amendment No.  1
                                                     ---
                        Post-Effective Amendment No.
                                                     ---
                        (Check appropriate box or boxes)

                                 PITCAIRN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 214-6744
                        (Area Code and Telephone Number)

                         ONE PITCAIRN PLACE, SUITE 3000
                             165 TOWNSHIP LINE ROAD
                              JENKINTOWN, PA 19046
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                             AVERILL JARVIS, ESQUIRE
                             PITCAIRN TRUST COMPANY
                         ONE PITCAIRN PLACE, SUITE 3000
                             165 TOWNSHIP LINE ROAD
                              JENKINTOWN, PA 19046
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

       Copies to:
RUTH S. EPSTEIN, ESQUIRE                           BRUCE G. LETO, ESQUIRE
         DECHERT                             STRADLEY RONON STEVENS & YOUNG, LLP
   1775 EYE ST., N.W.                             2600 ONE COMMERCE SQUARE
  WASHINGTON, DC 20006                             PHILADELPHIA, PA 19103

            Approximate Date of Proposed Public Offering: AS SOON AS
         PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

--------------------------------------------------------------------------------

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, WITHOUT PAR VALUE, OF THE SMALL CAP CORE FUND, A SERIES OF THE REGISTRANT. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                 SMALL CAP FUND
                        (A SERIES OF THE PITCAIRN FUNDS)

Dear Shareholder:

     Enclosed is a combined information statement and prospectus ("Information Statement/Prospectus") relating to the reorganization of the Small Cap Fund (formerly, the Small Cap Growth Fund), into the Small Cap Core Fund (formerly the Small Cap Value Fund; the "Core Fund"). Both the Small Cap Fund and the Core Fund are series of the Pitcairn Funds (the "Trust"). The Information Statement/Prospectus serves as an information statement relating to the Small Cap Fund and a prospectus for the Core Fund.

     The Trustees of the Small Cap Fund have unanimously approved a Plan of Reorganization ("Plan") that will result in your receiving shares of the Small Cap Core Fund. Upon the completion of the reorganization described in the Plan ("Reorganization"), the Core Fund will acquire substantially all of the assets, subject to the liabilities of, the Small Cap Fund. You will receive shares of the Core Fund equal in value to the current market value of your investment in shares of the Small Cap Fund. You will no longer be a shareholder of the Small Cap Fund and, instead, you will own shares of the Core Fund. The Reorganization is expected to be completed on or about October 31, 2002. SHAREHOLDERS OF THE SMALL CAP FUND ARE NOT BEING ASKED TO VOTE ON OR APPROVE THE REORGANIZATION. Upon the completion of the Reorganization, the Core Fund will then change its name to "Small Cap Fund."

     The Core Fund has an investment objective and investment policies identical to the Small Cap Fund, as outlined in the Information Statement/Prospectus. The Reorganization is being proposed in order to simplify investment products of the Trust's mutual fund offerings and to reduce overall expenses for the shareholders of the Small Cap Fund, nearly all of whom are also shareholders of the Core Fund. The Core Fund is a larger fund that should be better able to obtain savings in costs for shareholders of the Small Cap Fund and the Core Fund. The Core Fund is managed by Pitcairn Investment Management, a separately identifiable division of Pitcairn Trust Company, which is also the investment adviser of the Small Cap Fund. The Reorganization is described in the attached Information Statement/Prospectus. A copy of the form of the Plan is attached as Exhibit A to the Information Statement/Prospectus.

     Please take the time to review this entire document.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL PITCAIRN TRUST COMPANY AT 1-800-214-6744.

                                        Sincerely,


                                        Dirk Junge
                                        Chairman


                                        Alvin A. Clay, III
                                        President and Chief Executive Officer

Jenkintown, PA
October 28, 2002

                        INFORMATION STATEMENT/PROSPECTUS

                             DATED OCTOBER 28, 2002

                          ACQUISITION OF THE ASSETS OF
                                 SMALL CAP FUND

                        BY AND IN EXCHANGE FOR SHARES OF
                               SMALL CAP CORE FUND
                     (EACH, A SERIES OF THE PITCAIRN FUNDS)
                         One Pitcairn Place, Suite 3000
                             165 Township Line Road
                              Jenkintown, PA 19046
                                  800-214-6744

     This Information Statement/Prospectus is being furnished to shareholders of the Small Cap Fund ("Small Cap Fund"), a series of the Pitcairn Funds (the "Trust"), in respect of a transaction whereby the assets of the Small Cap Fund will be acquired by the Small Cap Core Fund (the "Core Fund"), another series of the Trust, solely in exchange for shares of Core Fund ("Core Fund Shares"), and the assumption of all liabilities of the Small Cap Fund in connection with a Plan of Reorganization ("Reorganization"). Upon the completion of the Reorganization, you will receive Core Fund Shares equal in value to the current market value of your investment in Small Cap Fund. The Small Cap Fund will then be liquidated and dissolved. The Reorganization is expected to be completed on or about October 31, 2002.

     The principal office of the Trust is located at One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046.

     The investment objective of both the Small Cap Fund and the Core Fund (each, a "Fund" and collectively, the "Funds") is to provide long-term capital appreciation. The investment strategy of both Funds is to invest primarily in the equity securities of small capitalization companies which reflect a blend of growth and value stocks.

     The  following   documents  are  considered  a  part  of  this  Information
Statement/Prospectus, and are intended to provide you with information about the
Funds:

     o The current Prospectus of the Trust dated February 28, 2002, as amended, which contains information about the Funds and accompanies this Information Statement/Prospectus.

     o The SAI of the Trust dated February 28, 2002, as amended, which contains information about the Funds has been filed with the SEC and is incorporated by reference into this Information Statement/Prospectus.

     o The Annual Report to Shareholders of the Trust for the fiscal year ended October 31, 2001 and the Semi-Annual Report to Shareholders of the Trust for the six month period ended April 30, 2002, which contains financial and performance information about the Funds, both of which accompany this Information Statement/Prospectus.

     The Information Statement/Prospectus sets forth the information about the Reorganization that shareholders of the Small Cap Fund should know before the Reorganization is completed. You should retain it for future reference. This Information Statement/Prospectus will first be sent to shareholders of the Small Cap Fund on or about October 29, 2002.

     A Statement of Additional Information dated October 28, 2002 ("SAI") relating to this Information Statement/Prospectus containing more information about the Small Cap Fund, the Core Fund, and the Reorganization has been filed with the SEC and are incorporated herein by reference. You can request a free copy of any of these documents described above by calling 800-214-6744, or by writing to the Trust at One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046, Attention: Averill R. Jarvis, Assistant Secretary.

     You will find and may copy information about both of the Funds (including the Prospectus, SAI and shareholder reports) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information on the operation of the Public Reference Room); on the SEC's internet site (http:www.sec.gov); or upon payment of copying fees, by writing to the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-0102, or by electronic mail at publicinfo@sec.gov.

     WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE DATE OF THIS INFORMATION STATEMENT/PROSPECTUS IS OCTOBER 28, 2002.

                        INFORMATION STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS

                                                                            PAGE

COVER PAGES                                                                Cover
SUMMARY
   What is the purpose of the Reorganization?                                  1
   What are the general tax consequences of the Reorganization?                1
COMPARISONS OF SOME IMPORTANT FEATURES                                         2
   How do the investment objectives and policies of the Funds compare?         2
   What are the risks of an investment in the Funds?                           2
   Who manages the Funds?                                                      3
   What are the fees and expenses of each Fund
      and what might they be after the Reorganization?                         4
   Where can I find more financial information about the Funds?                5
   What are other key features of the Funds?                                   7
      Administrative, Transfer Agency, Custody and Distribution Services       7
      Purchase, Exchange and Redemption Procedures                             7
      Dividends, Distribution and Taxes                                        8
REASONS FOR THE REORGANIZATION                                                 8
INFORMATION ABOUT THE REORGANIZATION                                           9
   How will the Reorganization be carried out?                                 9
   Who will pay the expenses of the Reorganization?                           10
   What are the tax consequences of the Reorganization?                       10
   What should I know about Core Fund Shares?                                 10
   What are the capitalizations of the Funds
      and what might the capitalization be after the Reorganization?          11
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES                              11
   Are there any significant differences between
      the investment objectives and policies of the Funds?                    11
   How do the investment restrictions of the Funds differ?                    12
   What are the risk factors associated with investments in the Funds?        12
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS                                 14
   General                                                                    14
   Shareholder Rights and Obligations of the Funds                            14
VOTING INFORMATION                                                            14
   Are shareholders of either Fund required to approve the Reorganization?    14
   Are there dissenters' rights?                                              14
INFORMATION ABOUT THE CORE FUND                                               15
INFORMATION ABOUT THE SMALL CAP FUND                                          15
INFORMATION ABOUT EACH FUND                                                   15
PRINCIPAL HOLDERS OF SHARES                                                   16
INTERESTS OF AFFILIATED PERSONS                                               17

EXHIBITS TO INFORMATION STATEMENT/PROSPECTUS

Exhibit A - Plan of Reorganization

Exhibit B - Prospectus of the Trust dated February 28, 2002, as amended

Exhibit C - Annual Report to Shareholders of the Trust for the fiscal year ended
            October 31, 2001

Exhibit D - Semi-Annual Report to Shareholders of the Trust for the period ended
            April 30, 2002

                                     SUMMARY

     This is only a summary of certain information contained elsewhere in this Information Statement/Prospectus. You should read the more complete information in the rest of this Information Statement/Prospectus, including the Plan (attached as Exhibit A), the Prospectus of the Trust, as amended (attached as Exhibit B) and the Statement of Additional Information of the Trust dated February 28, 2002, as amended ("SAI").

WHAT IS THE PURPOSE OF THE REORGANIZATION?

     At a meeting held on July 25, 2002, the Board of Trustees of the Trust ("Board") approved a Plan of Reorganization ("Plan") for the Small Cap Fund. When completed, the Plan will result in the transfer of the Small Cap Fund's assets to the Core Fund in exchange for an equal value of Core Fund Shares and the assumption of all liabilities of the Small Cap Fund. These Core Fund Shares will then be distributed to the Small Cap Fund's shareholders and the Small Cap Fund will be liquidated and dissolved. This proposed transaction is referred to in this Information Statement/Prospectus as the "Reorganization."

     This means that your shares of the Small Cap Fund will be exchanged for an equal value of Core Fund Shares. As a result, you will cease to be a shareholder of the Small Cap Fund and will become a shareholder of the Core Fund The Reorganization is expected to occur on or about October 31, 2002 (the "Closing Date").

     The name of the Core Fund will then change to "Small Cap Fund."

     Like the Small Cap Fund, the Core Fund is a series of the Trust that is managed by Pitcairn Investment Management ("PIM" or the "Manager"), a separately identifiable division of Pitcairn Trust Company. Its investment objective and its policies are identical to the Small Cap Fund.

     For the reasons set forth below under "Reasons for the Reorganization," the Board of Trustees of the Trust has concluded that the Reorganization is in the best interests of the Small Cap Fund and the Core Fund and their respective shareholders. The Board of Trustees also concluded that no dilution in value would result to the shareholders of the Small Cap Fund or the Core Fund as a result of the Reorganization.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE REORGANIZATION?

     It is expected that shareholders of the Small Cap Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Core Fund Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. If the Small Cap Fund has any undistributed investment company taxable income or net capital gain (after reduction for any available tax loss carryforward), at or prior to the Closing Date, the Small Cap Fund will pay a dividend. This dividend, if any, will be taxable to you. For further information about the tax consequences of the Reorganization, see "Information About the Reorganization - What are the tax consequences of the Reorganization?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS COMPARE?

     The Small Cap Fund and the Core Fund have an identical investment objective, which is long-term capital appreciation. Both the Core Fund's and Small Cap Fund's objective is fundamental, which means that it cannot be changed without shareholder approval. Both Funds try to achieve their objectives by primarily investing their assets in a diversified portfolio of equity securities of small capitalization companies that reflect a blend of growth and value stocks. The Funds are subject to the risk that their market segment, small capitalization equity securities, may underperform other market segments or the equity markets as a whole. For further information about the risks of investing in these Funds, see "What are the risks of an investment in the Funds?"

     For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

     As with most investments, investments in the Small Cap Fund and the Core Fund involve risks. There can be no guarantee against losses resulting from an investment in a Fund, nor can there be any assurance that a Fund will achieve its investment objective. The risks associated with an investment in the Funds are identical and include the risk that value stocks may never reach what the Manager believes is their full value, or may go down in value. Both Funds are subject to the risks posed by investing in equity securities.

     Investments in small capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow products lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

     A principal risk of investing in growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

     A principal risk of investing in value stocks is that they may never reach what the investment adviser believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance from value stocks may be lower or higher than that of funds that invest in other types of equity securities (such as those emphasizing growth stocks).

     For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

WHO MANAGES THE FUNDS?

     The management of the business and affairs of the Funds is the responsibility of the Board of the Trust, as the Small Cap Fund and the Core Fund are both series of the Trust. The Trust was organized as a Delaware business trust on March 24, 2000 and is registered with the SEC. The Board elects officers who are responsible for the day-to-day operations of both Funds.

     The Manager manages the assets of both of the Funds and makes each Fund's investment decisions. The Manager is a separately identifiable division of Pitcairn Trust Company ("PTC"). PTC and its predecessors have been providing investment management services to the members of the Pitcairn family and their respective trusts since the 1920s and to outside clients since 1989. As of September 11, 2002, the Manager and PTC were managing in the aggregate more than $1.9 billion in assets. The address of the Manager is One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046.

     Effective as of April 25, 2002, the Manager assumed complete investment management responsibilities for the Small Cap Fund. Prior to April 25, 2002, the Manager served as the adviser to the Small Cap Fund and Standish Mellon Asset Management Company, LLC ("Standish Mellon") served as the sub-adviser to the Small Cap Fund. (Standish Mellon was the successor to Standish Ayer & Wood, Inc. ("SAW")). SAW had managed the Small Cap Fund since its inception in August, 2000 until SAW was sold to Standish Mellon in 2001. Prior to the termination of Standish Mellon, PIM was paid an investment advisory fee at an annual rate equal to 0.95% of the average net assets of the Small Cap Fund from which Standish Mellon was paid an investment sub-advisory fee of 0.70% of the average net assets of the Small Cap Fund. In addition, PTC had agreed to an operating expense limit with respect to the Small Cap Fund whereby certain operating expenses (offset by securities lending revenue) would not exceed 1.25% of its average daily net assets in any one year. As part of the arrangement with the Manager to assume the advisory responsibilities of the Small Cap Fund as of April 25, 2002, the Manager agreed to voluntarily waive a portion of its advisory fee, so that the total advisory fee payable by the Small Cap Fund has been reduced to 0.70% of the average net assets of the Small Cap Fund and the operating expense limit was reduced to 1.00% of average daily net assets (the operating expense limit is further explained in the Fee Table) of the Small Cap Fund. Both reductions became effective on May 24, 2002. The fee waiver and expense limitation for the Small Cap Fund will be in effect for so long as the Manager serves as the manager of the Fund, or until October 31, 2003, whichever is earlier. As explained below, the expenses of the Reorganization will not be reimbursed by PTC for either Fund.

     The Manager has been the investment adviser of the Core Fund (formerly known as the "Small Cap Value Fund") since the Core Fund's inception in August, 2000. Prior to that date, PTC had served as the investment adviser to certain accounts and certain common trust funds for which PTC served as the trustee and were managed according to the same small cap core investment style as the Core Fund is currently managed.

     Jack Yates, III, Executive Vice President and Chief Investment Officer of the Manager, has served as portfolio manager of the Small Cap Fund since April 25, 2002. Jack Yates, III, Executive Vice President and Chief Investment Officer of the Manager and PTC, currently serves as portfolio manager of both the Core Fund and the Small Cap Fund. Mr. Yates has been employed by PTC since September, 1994, and has served as Chief Investment Officer since January, 1995. Mr. Yates received an M.B.A. from Fairleigh Dickinson University in 1979 and a B.S. in Commerce from Rider College in 1972.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE REORGANIZATION?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The operating expenses shown below are based on expenses incurred during each Fund's most recent fiscal year. The current expense ratio (not taking into account any fee waiver by the Manager) of the Small Cap Fund is higher than that of the Core Fund. PTC has entered into an agreement with the Trust to waive investment management fees payable to the Manager and/or pay expenses of both Funds for the period through October 31, 2003, to the extent necessary to limit the total operating expenses, offset by securities lending revenue (as explained in the Fee Table below) of the applicable Fund to the levels shown below (the voluntary reduction of the expense cap with respect to the Small Cap Fund from 1.25% to 1.00% was effective May 24, 2002). There is no assurance that the above expense limitations will be continued after October 31, 2003. It is anticipated that the Reorganization will result in lower total operating expenses for the Core Fund after the Reorganization.

                    FEES AND EXPENSES FOR THE SMALL CAP FUND
                                AND THE CORE FUND

                         ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

---------------------------------------------------------------------------------------------------------------------
       Fund Names         Management      Shareholder        Other       Total Annual    Fee Waivers &    Expenses
                             Fees          Servicing       Expenses     Fund Operating      Payments         Net
                                             Fees                          Expenses
---------------------------------------------------------------------------------------------------------------------
    SMALL CAP FUND 1        0.95% 2          0.25%           0.34%          1.54%           (0.29%)         1.41% 4

       CORE FUND 1          0.70%            0.25%           0.24%          1.19%           (0.19%)         1.10%

     CORE FUND AFTER        0.70%            0.25%           0.32%5         1.27%           (0.08%)         1.19% 3, 5
     REORGANIZATION
       (PRO FORMA)
---------------------------------------------------------------------------------------------------------------------

     1 The Manager has contracted to waive fees and other expenses of each of the Funds through October 31, 2003 in order to prevent the total operating expenses (excluding any taxes, interest, brokerage fees and commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), offset by the amount of revenue to the respective Funds from securities lending activities of such Fund (0.16% for Small Cap Fund and 0.10% for Core Fund), from exceeding 1.25%, or 1.00%, respectively of average daily net assets. The amounts in excess of the expense limitations are subject to recapture by the Manager over a two year period.

     2    Effective  May  24,  2002,  the  Manager  voluntarily   decreased  its
          management fees from 0.95% to 0.70% of average daily net assets per year through October 31, 2003.

     3 The fiscal year for both of these Funds is October 31. Expenses of the Funds are based upon expenses incurred by each Fund for the fiscal year ended October 31, 2001, adjusted for the impact of estimated securities lending revenue, and the fact that the Manager had agreed to a voluntary decrease in management fees effective May 24, 2002 (and a corresponding reduction in the expense cap). Actual securities lending revenue may be higher or lower, with a corresponding impact on Net Expenses. There is no assurance that the expense limitation agreements will be continued after October 31, 2003.

     4 The voluntary reduction of the expense cap in the Small Cap Fund was effective May 24, 2002 and reduced the expense cap from 1.25% to 1.00%.

     5 Includes expenses relating to the Reorganization, estimated to be approximately $85,000. Without such expenses, the "other expenses" would be 0.22% and the "Net Expenses" would be 1.09%, both on a pro forma basis.

     EXAMPLE:

     The following Example is intended to help you compare the cost of investing in the Small Cap Fund whose shares you currently own with the cost of investing in the Core Fund into which Small Cap Fund is to be reorganized. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.1 Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                       1 Year    3 Years     5 Years    10 Years
--------------------------------------------------------------------------------

CORE FUND                              $112      $363        $640       $1,430

SMALL CAP FUND                         $144      $464        $818       $1,815

   PRO FORMA COMBINED FUND (WITH
   REORGANIZATION EXPENSES)            $121      $390        $684       $1,522

   PRO FORMA COMBINED FUND             $111      $358        $631       $1,409

     1 The Funds' actual returns may be greater or less than the hypothetical 5% return used. The example for the Fund reflects net operating expenses that are expected to be in place following the Reorganization and after the fee waiver for the 1 year period but assume operating expenses before any fee waiver as reflected in the above Fee Table for the 3, 5 and 10 year periods. There is no assurance that the expense limitation agreement for the Core Fund will be continued after October 31, 2003.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

     For the Core Fund, per share information for the past fiscal year (and the most recent semi-annual period) is shown immediately below under the heading "Financial Highlights." Also, the Annual Report to Shareholders of the Trust for the fiscal year ended October 31, 2001 (attached as Exhibit C hereto and considered part of this Information Statement/Prospectus) contains more financial information about the Funds, including audited financial statements and a discussion of the Funds' performance during the past fiscal year.

     The SAI for the Trust contains further financial information about the Funds. To obtain a copy of the SAI, see "INFORMATION ABOUT THE CORE FUND." This document is attached as Exhibit B to this Information Statement/Prospectus (See "INFORMATION ABOUT THE FUNDS").

     The Financial Highlights table below is intended to help you understand the Core Fund's financial performance since the inception of the Core Fund (August 25, 2000). Certain information reflects financial results for a single Core Fund Share. The total returns in the table below represent the rate that an investor would have lost on an investment in the Core Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2001 and the fiscal period ended October 31, 2000 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Core Fund's financial statements are included in the Trust's annual report, is available upon request.

                                    CORE FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             For the Six
                                                            Month Period       For the         For the
                                                                Ended         Year Ended    Period Ended
                                                           April 30, 2002    October 31,     October 31,
                                                             (Unaudited)         2001          2000(1)
                                                             ----------       ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    10.67       $    10.18      $    10.00
                                                             ----------       ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income                                         0.05             0.10            0.02
     Net Realized and Unrealized Gains on Investments              2.27             0.49            0.16
                                                             ----------       ----------      ----------

         Total Income from Investment Operations                   2.32             0.59            0.18
                                                             ----------       ----------      ----------
LESS: DISTRIBUTIONS
     Distributions from Net Investment Income                     (0.05)           (0.10)           --
     Distributions from Realized Gains                             --               --              --
                                                             ----------       ----------      ----------

         Total Distributions                                      (0.05)           (0.10)           --
                                                             ----------       ----------      ----------

NET ASSET VALUE, END OF PERIOD                               $    12.94       $    10.67      $    10.18
                                                             ==========       ==========      ==========

TOTAL RETURN                                                     21.86% T          5.80%           1.80% T

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (in 000's)                    $   68,691       $   62,227      $   67,651
     Ratio of Expenses to Average Net Assets                      1.18%*           1.16%           1.22%*
     Ratio of Expenses (Excluding Interest Expense)
         to Average Net Assets                                    1.09%*           1.00%           1.00%*
     Ratio of Net Investment Income to Average Net Assets         0.86%*           0.93%           1.11%*
     Ratio of Expenses Before Fee Waivers
         to Average Net Assets                                    1.19%*           1.19%           1.33%*
     Ratio of Net Investment Income Before Fee Waivers
         to Average Net Assets                                    0.76%*           0.74%           0.78%*
     Portfolio Turnover Rate                                        16%              96%             10%

(1)  Commenced operations on August 25, 2000.
T  Return is for the period indicated and has not been annualized.
*  Annualized.
Amounts designated as " - " round to $0.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

     ADMINISTRATIVE, TRANSFER AGENCY, CUSTODY AND DISTRIBUTION SERVICES. SEI Investments Mutual Funds Services ("Administrator"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as Administrator for both Funds. The Administrator is responsible for providing the Trust, on behalf of the Funds, with overall administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent. The Administrator is paid a fee at an annual rate of 0.08% of the average daily net assets of the Funds. State Street Bank and Trust Company, P.O. Box 8520, Boston, Massachusetts acts as transfer agent for the Funds. The Northern Trust Company, located at 50 South LaSalle Street, Chicago, Illinois 60675, acts as custodian and wire agent for the Funds. In addition, PTC provides certain shareholder services for the Funds which may include, among other activities, crediting distributions from the Funds to shareholder accounts, determining amounts to be reinvested in the Funds and disseminating tax information. For these services, each of the Funds pays PTC a periodic fee at an annual rate of 0.25% of the average net assets of the Funds. SEI Investments Distribution Company (the "Distributor"), a wholly owned subsidiary of SEI, serves as the distributor for the Funds and distributes the Funds' securities on a best efforts basis in a continuous offering of the Funds' securities. No fees have been accrued or paid to the Distributor during the fiscal year ended October 31, 2001 nor during the six month period ended April 30, 2002 with respect to the Funds.

     PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Prospectus for the Funds for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Funds' shares.

     Purchases of shares of the Funds may be made only by clients of PTC by contacting PTC at 1-800-214-6744. The Trust may reject any purchase order for shares of either Fund if it is determined that accepting such order would not be in the best interest of such Fund or its respective shareholders. The price per share for each Fund will be the net asset value ("NAV") next determined after the Trust receives your purchase order in good form. Purchase orders for shares of each Fund received in good order by the close of normal trading (currently 4:00 p.m., Eastern time) are priced according to the NAV determined on that day; otherwise they are priced according to the next determined price per share. Each Fund calculates its NAV once each business day at the regularly scheduled close of normal trading on the New York Stock Exchange.

     Shares of each Fund may be sold or exchanged at any time at the NAV next calculated after the Fund accepts the redemption order. Shareholders of the Funds can sell or exchange their shares by following procedures established when they opened their account or accounts and by contacting the Fund or, if shares are held with a broker or other institution, by contacting that broker or institution.

     DIVIDENDS, DISTRIBUTIONS AND TAXES. The Core Fund declares and pays dividends quarterly, although no quarterly dividends of ordinary income will be distributed unless the proposed quarterly dividends from the Core Fund would exceed $25,000 in the aggregate. Any dividends from the Small Cap Fund will be declared and paid annually. Any distributions of realized capital gains from the Funds will be declared and made annually. Each Fund automatically reinvests distributions in additional shares of that Fund unless you select to receive distributions in cash.

     Distributions, whether received in cash or in additional shares, are generally subject to income tax. Distributions from a Fund's long-term capital gains are taxable as capital gain. Distributions from a Fund's short-term capital gains and net investment income are generally taxable as ordinary income. Each Fund notifies its shareholders annually of the amount and nature of all dividends and distributions received from the Fund in the prior year. For more information about the tax implications of investments in the Funds, see the current prospectus of the Trust under the heading "Dividends, Distributions and Taxes" included as Exhibit B to this Information Statement/Prospectus as well as the current Statement of Additional Information for the Trust under the heading "Taxes."

                         REASONS FOR THE REORGANIZATION

     The Board, upon the recommendation of management, has approved the Reorganization, on behalf of the Small Cap Fund, for purposes of combining that Fund with a larger fund that has the same investment objective and investment policies and to avoid duplication and possible investor confusion by having two small cap funds with identical investment strategies. There has also been relatively low demand for the Small Cap Fund. A larger fund should also be better able to obtain certain savings in costs for the Small Cap Fund's shareholders.

     The change of the investment strategy of the Small Cap Fund to be substantially similar to that presently used in the Core Fund was proposed and approved at the April 24, 2002 Board meeting. At that meeting, management of the Trust had advised the Board that it believed that it was no longer in the interests of the shareholders of the Small Cap Fund to have Mellon Standish manage the Small Cap Fund with the small cap growth style. The reasons for this change included the fact that there was little or no demand among PTC's clients (on whose behalf PTC generally makes all of the asset allocation decisions) for a separate small cap growth vehicle, as other investment vehicles were more appropriate for investors seeking small cap growth portfolio exposure to use. Discussions following the Board meeting between members of management and with the independent Trustees then ensued with respect to a proposed Reorganization of the Small Cap Fund with the Core Fund as to how the proposed Reorganization would be structured. At the July 25, 2002 Board meeting, a draft of the Plan of Reorganization ("Plan") was formally presented for consideration. At that meeting, the independent trustees met separately with independent counsel. The Trustees also questioned management about the potential benefits and costs to shareholders of the Small Cap Fund. In deciding whether to approve the Reorganization, the Board considered, among other things: (i) expense ratios of the Small Cap Fund and the Core Fund and the impact of contractual fee waivers thereon; (ii) the comparative investment performance of the Small Cap Fund and the Core Fund;
(iii) compatibility of the investment objectives, policies, restrictions and investments of the Core Fund with those of the Small Cap Fund; (iv) the tax consequences of the Reorganization (which include the fact that the Reorganization will be tax-free to shareholders of both Funds); (v) the significant experience of the Manager and the significant overlapping of beneficial shareholders that own both Funds; (vi) the terms and conditions of the Plan; (vii) the direct and indirect costs to be incurred by the Funds or shareholders thereof; and (viii) the name change of the Core Fund following the Reorganization. During the course of its deliberations, the Board also considered the fact that the expenses of the Reorganization will be shared by the Small Cap Fund and the Core Fund, pro rata, based upon the relative net assets of each of the Funds (none of which shall be reimbursed by PTC).

     The Board concluded that the Reorganization is in the best interests of the shareholders of the Small Cap Fund and the Core Fund and that no dilution of value would result to the shareholders of the Small Cap Fund and the Core Fund from the Reorganization. It then approved the Plan. The Trustees approving the Plan included a majority of the Trustees who are not interested persons of the Trust.

     The conclusion of the Board was based on a number of factors, including that the Reorganization would permit shareholders to pursue the same investment goals in a larger fund. A fund with higher aggregate net assets may also be able to reduce or eliminate certain duplicative costs and expenses. This may result in lower overall expense ratios through the spreading of fixed costs of fund operations over a larger asset base, such as transfer agency fees and a minimum annual fee for the administrator. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody fees, would be largely unaffected by the Reorganization.

                      INFORMATION ABOUT THE REORGANIZATION

     This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A and incorporated herein by reference thereto.

HOW WILL THE REORGANIZATION BE CARRIED OUT?

     The Reorganization will take place after various conditions are satisfied by the Trust on behalf of the Funds including the delivery of certain documents.

     Upon the completion of the Reorganization, the Small Cap Fund will deliver to the Core Fund substantially all of its assets, subject to its liabilities, on the Closing Date. In exchange, the Trust, on behalf of the Small Cap Fund, will receive Core Fund Shares to be distributed pro rata by the Small Cap Fund to its shareholders in complete liquidation and dissolution of the Small Cap Fund. The value of the assets to be delivered to the Core Fund shall be the value of such net assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m. Eastern time) on the Closing Date.

     The stock transfer books of the Small Cap Fund will be permanently closed as of the close of business of the NYSE on the Closing Date. The Small Cap Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Core Fund.

     To the extent permitted by law, the Board may amend the Plan. It may also agree to terminate and abandon the Reorganization at any time.

WHO WILL PAY THE EXPENSES OF THE REORGANIZATION?

     The expenses of the Reorganization will be shared by the Funds, pro rata, based upon the relative net assets of each of the Funds. The expense limitation agreement entered into by PTC with respect to certain operating expenses incurred by the Funds will not apply to the respective expenses of the Reorganization, and, therefore, the Funds will not be reimbursed for any of these expenses.

WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?

     The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the Trust on behalf of the Small Cap Fund and Core Fund, it is expected that Dechert, counsel to the Trust, will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Small Cap Fund will not recognize any gain or loss as a result of the exchange of their shares of the Small Cap Fund for shares of the Core Fund, and (ii) neither Core Fund nor its shareholders will recognize any gain or loss upon receipt of the Core Fund's assets.

     If the Small Cap Fund has any undistributed investment company taxable income or net capital gain (after reduction for any available tax loss carryforward), at or prior to the Closing Date, the Small Cap Fund will pay a dividend. This dividend, if any, will be taxable to shareholders. You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE CORE FUND SHARES?

     Upon the completion of the Reorganization, full and fractional shares of the Core Fund will be distributed to shareholders of the Small Cap Fund in accordance with the procedures described above. When issued, each share will be duly and validly issued and fully paid and nonassessable, fully transferable and will have full voting rights. The shares of the Core Fund will be recorded electronically in each shareholder's account. PTC, as the shareholder servicing agent for the Core Fund, will then send a notification to each shareholder consistent with its normal procedures for sending client statements. The Core Fund does not issue share certificates.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE REORGANIZATION?

     The following table sets forth, as of April 30, 2002, the separate capitalizations of the Core Fund and the Small Cap Fund, and the estimated capitalization of the Core Fund as adjusted to give effect to the
Reorganization. The final capitalization of the Core Fund is likely to be different when the Reorganization is consummated, and the following table reflects expenses of the Reorganization (estimated to be approximately $85,000), which the Funds will bear pro rata, based upon their relative net assets.

                                                                 Core Fund after
                               Core Fund      Small Cap Fund     Reorganization
                              (unaudited)      (unaudited)         (estimated)
Net assets (000's)                $68,691         $35,537            $104,143
Total shares outstanding        5,310,368       5,543,551           8,057,656
Net asset value per share          $12.94           $6.41              $12.92

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     This section describes the key investment policies of the Funds and certain noteworthy differences between the investment objectives and policies of the Funds. For a complete description of the Core Fund's investment policies and risks, you should read the Trust's Prospectus, which is attached to this Information Statement/Prospectus as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

     The Core Fund and the Small Cap Fund share the same investment goal: long-term capital appreciation. The investment objective for both Funds is a fundamental policy. Each of the Funds will seek to achieve its goal under normal circumstances, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes - the "core of its assets"), in securities of small capitalization companies. Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented. Policies or investment restrictions of a Fund that are non-fundamental may be changed by the Board of Trustees without shareholder approval.

     INVESTMENT STRATEGY. Both Funds invest primarily in a diversified portfolio of equity securities of small capitalization companies, reflecting a blend of growth and value stocks. Under normal market conditions, the Funds invest at least 80% of the core of its assets in securities of small capitalization companies. Both Funds are diversified as to issuers and industries. Up to 10% of each Fund's total assets may be invested in income producing securities, such as preferred stocks and bonds. Up to 20% of each Fund's total assets may also be invested in securities issued by non-U.S. companies. Both Funds seek to invest in stocks that are undervalued or have above average potential for growth in revenues and earnings and in companies that have risk, capitalization and industry sector characteristics similar to those included in the Russell 2000(R) Index.

     Prior to the termination of Mellon Standish and the appointment of the Manager as the manager of the Fund, the change in investment strategy of the Small Cap Fund from a small cap growth strategy to a small cap core strategy, and the change of name from Small Cap Growth Fund in April, 2002, the principal investment strategy of the Small Cap Fund was a pure growth strategy, which meant that the Small Cap Fund invested primarily in common stocks and other equity securities of small U.S. companies that were experiencing or expected to experience rapid earnings growth. Prior to the changes noted above, under normal market conditions, the Small Cap Fund invested at least 80% of the value of its assets in securities of small capitalization companies and is diversified as to issuers and industries. In addition, up to 10% of the Small Cap Fund's total assets could be invested in other income-producing securities, such as preferred stocks and bonds, that are convertible into common stock and up to 20% of the Small Cap Fund's total assets could also be invested in securities issued by non-U.S. companies. At that time, the Small Cap Fund sought to invest in companies that had a maximum capitalization of the average of the market capitalization of the largest company of the largest company in the Russell 2000(R) Growth Index at the end of the previous 12 months.

     Prior to the commencement of the Small Cap Fund in August, 2000, the Manager had managed a common trust fund using a small cap core strategy for many of the individuals and trusts that largely comprise the current shareholder base of the Small Cap Fund.

HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

     Both Funds have  adopted  identical  fundamental  investment  restrictions, which may not be changed without the approval of a Majority Vote of shareholders. The non-fundamental policies of the Funds, are identical as well. More complete information regarding the Funds' investment restrictions is set forth in the Prospectus of the Trust (enclosed herewith) and SAI for the Trust, which is incorporated herein by reference. Shareholders should consult such Prospectus and SAI, as supplemented, for a thorough description of those restrictions.

WHAT ARE THE RISKS FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

     Like all investments, an investment in the Funds involves risk. There is no assurance that a Fund will meet its investment objective. The achievement of a Fund's objective depends upon market conditions generally, and on the investment manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved when an investment in a Fund is held for a number of years.

     Because each Fund invests in the same manner and has the same investment objective and policies, the risks of investing in the Funds are identical to each other. Each Fund's investment approach is intended to provide long-term capital appreciation, which carries with it the potential for price volatility associated with owning equity securities. Most of the performance of both Funds depends on what happens in the stock market. The stock market's behavior is unpredictable, particular in the short-term and the value of an investment will rise and fall, sometimes sharply. Also, because the prices of most growth stocks are based upon future expectations, growth stocks tend to be more sensitive than value stocks to bad economic news and negative earning surprises. The portfolio of both Funds contain both growth and value equities.

     Additional investment risks for the Funds are explained below:

     EQUITY SECURITIES. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

     INVESTMENTS IN SMALL CAP COMPANIES. Investments in small capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow products lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

     FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by a nationally recognized statistical rating organization in the rate of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's NAV.

     Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

     There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

     FOREIGN SECURITIES. Foreign securities include U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of Yankee Obligations, obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Investing in the securities of foreign companies and the utilization of forward foreign currency contracts involve special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio Reorganizations, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Such investments may also entail higher custodial fees and sales commissions that domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

GENERAL

     Each Fund is a separate series of the Trust, a Delaware business trust, governed by a Declaration of Trust dated March 24, 2000.

SHAREHOLDER RIGHTS AND OBLIGATIONS OF THE FUNDS

     Under the Declaration of Trust, the Trust has an unlimited number of authorized shares of beneficial interest without par value. The Trustees may, without shareholder approval, divide the authorized shares of the Trust into an unlimited number of series. The Trust currently consists of ten series, including the Funds.

     Under relevant state law and the Declaration of Trust, annual meetings of shareholders are not required to be held by either Fund. Like the Small Cap Fund, the Core Fund does not routinely hold annual meetings of shareholders. Either Fund may hold special meetings for matters requiring shareholder approval. A meeting of that Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

     Under Delaware law and the Declaration of Trust, shareholders of the Funds are not held personally liable for the obligations of the Trust on their respective Fund.

                               VOTING INFORMATION

ARE SHAREHOLDERS OF EITHER FUND ENTITLED TO VOTE TO APPROVE THE PLAN?

     There is no approval required by the shareholders of either Fund to approve the Plan.

ARE THERE DISSENTERS' RIGHTS?

     Shareholders of the Small Cap Fund will not be entitled to any "dissenters' rights" since the proposed Reorganization involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds) and does not require a shareholder vote. Although no dissenters' rights may be available, you have the right to redeem your shares at NAV until the

Closing Date. After the Closing Date, you may redeem your Small Cap Fund shares or exchange them into shares of certain other funds in the Trust, subject to the terms of the prospectus of that fund.

                         INFORMATION ABOUT THE CORE FUND

     Information about the Core Fund is included in the Trust's Prospectus, which is attached to and considered a part of this Information Statement/Prospectus. Additional information about the Core Fund is included in the Trust's SAI dated February 28, 2002, as amended, and the SAI dated October 28, 2002 (relating to this Prospectus/Proxy Statement), each of which is incorporated by reference herein. You may request free copies of the SAIs which have been filed with the SEC, by calling 1-800-214-6744 or by writing to the Trust at One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046, Attention: Averill R. Jarvis, Assistant Secretary.

     This Information Statement/Prospectus, which constitutes part of a Registration Statement filed on behalf of the Core Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Core Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                      INFORMATION ABOUT THE SMALL CAP FUND

     Information about the Small Cap Fund is included in the Trust's Prospectus, Annual Report to Shareholders, the Trust's SAI dated February 28, 2002, as amended, and the SAI dated October 28, 2002 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-214-6744 or by writing to the Trust at One Pitcairn Place, Suite 3000, Jenkintown, PA, 19046, Attention: Averill R. Jarvis, Assistant Secretary.

                           INFORMATION ABOUT EACH FUND

     The Funds file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC at Room 1200, 450 Fifth Street N.W., Washington, DC 20549. Also, copies of such material can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, DC 20549, at prescribed rates or from the SEC's Internet site at http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

     To the best knowledge of the Trust, as of August 24, 2002, no person, except as set forth in the table below owned of record 5% or more of the outstanding shares of any class of the Small Cap Fund and Core Fund except as set forth below.

     PTC is a Pennsylvania chartered trust company with principal offices at One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046. PTC is a wholly-owned subsidiary of Pitcairn Company, a Pennsylvania corporation which, in turn, is a wholly-owned subsidiary of Pitcairn Group L.P., a Delaware limited partnership (the "Group LP").

     As of August 24, 2002, PTC, in its fiduciary and/or custodian capacity for trusts and other accounts holding Fund shares, is the record owner of all the outstanding shares of each Fund, and has or shares power to vote or dispose of these shares. In most cases, voting these Fund shares will require the consent of the other co-trustees (for a majority of shares, persons who are Pitcairn family members or directors of PTC).

     The following individuals may be deemed to be beneficial owners of greater than 25% of the outstanding voting securities (limited partnership interests) in the Group LP (the "Units") by virtue of sharing the power to vote or dispose of Units in their capacity as co-trustees. The address of the following individuals is c/o PTC, One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046.

     Dirk Junge, a Vice President, Trustee and Chairman of the Board of the Trust, may be deemed to have or share the power to vote or dispose of approximately 35.2 % of the Units by virtue of Units owned directly by Mr. Junge, his wife, and trusts for which he serves as Trustee or Co-Trustee and partnerships for which he serves as general partner. Mr. Junge is Chairman of PTC and Chairman and CEO of Pitcairn Company which is the general partner of the Group LP Mr. Junge disclaims any beneficial interest other than in the Units owned directly by him or his spouse (less than 0.4% of the Units).

     Clark D. Pitcairn may be deemed to have or share the power to vote or dispose of approximately 31.8% of the Units by virtue of Units owned directly by Mr. Pitcairn, his minor children, and trusts for which he serves as Trustee or Co-Trustee. Mr. Pitcairn is a Director and Senior Vice President of PTC and a Director of Pitcairn Company which is the general partner of Pitcairn Group L.P. Clark D. Pitcairn disclaims any beneficial interest other than in the Units owned directly by him and his minor children (approximately 0.9% of the Units).

     Lachlan Pitcairn may be deemed to have or share the power to vote or dispose of approximately 26.4% of the Unites by virtue of Units owned directly by Mr. Pitcairn, his wife, and trusts for which he serves as Trustee or Co-Trustee. Mr. Pitcairn is a Director of PTC and the Pitcairn Company, the latter which is the general partner of the Group LP. Lachlan Pitcairn disclaims any beneficial interest other than in the Units owned directly by him (approximately 0.3% of the Units).

     Stephen Pitcairn may be deemed to have or share the power to vote or dispose of approximately 31.9% of the Units by virtue of Units owned directly by Mr. Pitcairn, his wife, and trusts for which he serves as Trustee or Co-Trustee. Mr. Pitcairn is a Director of PTC and Pitcairn Company which is the general partner of the Group LP Stephen Pitcairn disclaims any beneficial interest other than in the Units owned directly by him and his wife (approximately 1.3% of the Units).

     Members of the Pitcairn family serve (in various combinations) as co-trustee with PTC on trusts that are the beneficial owners of shares of the Funds. As co-trustees, these individuals share voting power and the power to dispose of Fund shares with PTC and, as such, each individual co-trustee may be deemed to be the beneficial owner of more than 5% of the shares of each Fund. A list of the co-trustees and the percentage of shares of each Fund held as trustee as of August 24, 2002 is as follows (there is duplicative reporting of shares due to the overlapping nature of the co-trustees):

                                    Core Fund          Small Cap Fund

Stephen Pitcairn                      21.6%                 22.8%
Clark D. Pitcairn                     18.7%                 18.9%
Dirk Junge                            14.6%                 15.6%
Lachlan Pitcairn                      19.2%                 19.9%
Feodor U. Pitcairn                    9.7%                  10.0%
Cameron C. Pitcairn                   7.6%                  8.1%
M. Craig Pitcairn                     5.6%                  5.5%

     It is not anticipated that the Reorganization will result in any significant difference in the percentage ownership disclosed above. Aside from Mr. Junge, whose ownership is described above, and as otherwise disclosed herein, Trustees and officers of the Trust, as a group, own less than 1% of the outstanding shares of Core Fund, and just slightly more than 1% of the outstanding shares of the Small Cap Fund.

     With respect to Units of the Group LP, no single trust or account has beneficial ownership of 5% or more of the Units, except that Pitcairn Company, the sole owner of PTC and general partner of the Group LP, holds approximately 10% of the Units. There are no voting agreements in effect relating to the Units or to shares of the Funds.

                         INTERESTS OF AFFILIATED PERSONS

     The Manager, as investment manager of the Funds, and PTC, as provider of shareholder servicing to the Funds, may both be deemed to benefit from the Reorganization, because the combination of the Funds will eliminate expenses, such as fund accounting, professional services (including legal and audit), transfer agency, and shareholder reporting that are required in maintaining the Small Cap Fund as a separate series of the Trust. The Manager and PTC anticipate that the Reorganization will produce economies of scale in Core Fund, will make Core Fund more marketable, and will reduce the Manager's need to waive a portion of its advisory fee, or PTC's obligation to reimburse the Core Fund for expenses (such reduction in the waiver is expected to be approximately $91,000 per year through October 31, 2003 (the expiration date of the expense limitation agreement)).

                  EXHIBITS TO INFORMATION STATEMENT/PROSPECTUS

EXHIBIT
-------

     A    Plan of Reorganization (attached)

     B    Prospectus  of  the  Trust,   dated  February  28,  2002,  as  amended
          (enclosed)

     C Annual Report to Shareholders of the Trust for the fiscal year ended October 31, 2001 (enclosed)

     D Semi-Annual Report to Shareholders of the Trust for the six-month period ended April 30, 2002 (enclosed)

                                    EXHIBIT A

                             PLAN OF REORGANIZATION

     THIS PLAN OF REORGANIZATION (the "Plan"), is made by Pitcairn Funds, a business trust created in 2000 under the laws of Delaware (the "Trust") made effective as of the 25th day of July, 2002, on behalf of two of its series, Small Cap Fund (formerly known as the Small Cap Growth Fund, the "Acquired Fund") and Small Cap Core Fund (formerly known as the Small Cap Value Fund, the "Acquiring Fund") (collectively, the "Funds"), with a principal place of business at One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046-3531.

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Acquiring Fund of substantially all of the property, assets and goodwill of Acquired Fund in exchange solely for shares of beneficial interest, no par value, of Acquiring Fund ("Acquiring Fund Shares") and the assumption of all liabilities of Acquired Fund; (ii) the distribution of Acquiring Fund Shares to the shareholders of Acquired Fund according to their respective interests in the Acquired Fund; and
(iii) the subsequent dissolution of Acquired Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.   TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF ACQUIRED FUND.
     -----------------------------------------------------------------

     (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of the Trust on behalf of the Acquiring Fund herein contained, and in consideration of the delivery by the Trust of the number of Acquiring Fund Shares hereinafter provided, the Trust on behalf of Acquired Fund agrees that it will convey, transfer and deliver to Acquiring Fund at the Closing all of Acquired Fund's then existing assets (the "Assets") free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders right of redemption), subject to the assumption by Acquiring Fund of all of the liabilities of Acquired Fund.

     (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of the Trust on behalf of the Acquired Fund herein contained, the Trust on behalf of Acquiring Fund, and in consideration of such conveyance, transfer, and delivery of Acquired Fund's Assets, will at the Closing assume the liabilities of Acquired Fund and deliver to Acquired Fund, the number of Acquiring Fund Shares determined by dividing the net asset value per share of Acquired Fund Shares by the net asset value per share of Acquiring Fund Shares, and multiplying the result thereof by the number of outstanding Acquired Fund Shares, as of 4:00 p.m. Eastern time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof and as of the date and time specified herein.

     (c) Immediately following the Closing, the Trust shall dissolve the Acquired Fund and distribute, in complete liquidation of Acquired Fund, pro rata to the shareholders of record of Acquired Fund Shares as of the close of business on the Closing Date, the Acquiring Fund Shares received by Acquired Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Acquired Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the fourth decimal place. Certificates for Acquiring Fund Shares shall not be issued.

2.   VALUATION.
     ----------

     (a) The value of Acquired Fund's Assets to be acquired by Acquiring Fund hereunder shall be computed as of the close of trading on the New York Stock Exchange on the Closing Date using the valuation procedures set forth in Acquired Fund's currently effective prospectus.

     (b) The net asset value of a share of beneficial interest of Acquired Fund Shares shall be determined to the fourth decimal place as of the close of trading on the New York Stock Exchange on the Closing Date using the valuation procedures set forth in Acquired Fund's currently effective prospectus.

     (c) The net asset value of a share of beneficial interest of Acquiring Fund Shares shall be determined as of the close of trading on the New York Stock Exchange on the Closing Date using the valuation procedures set forth in Acquiring Fund's currently effective prospectus.

3.   CLOSING DATE.
     -------------

     The Closing Date shall be October 31, 2002, or such later date as determined by the Trust's officers (the "Closing Date"). The Closing shall take place at the principal office of the Trust at 6:00 p.m. Eastern time, on the Closing Date. The Trust on behalf of the Acquired Fund shall have provided for delivery as of the Closing those Assets of Acquired Fund to be transferred to the account of Acquiring Fund at the Trust's Custodian, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603-1022. Also, the Trust on behalf of Acquired Fund shall have prepared and have available at the Closing a list of names and addresses of the shareholders of record of its Acquired Fund Shares and the number of shares of beneficial interest of Acquired Fund Shares owned by each such shareholder, all as of the close of trading on the New York Stock Exchange on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. The Trust on behalf of Acquiring Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Acquiring Fund to be delivered to the account of Acquiring Fund at said transfer agent registered in such manner as the officers of the Trust on behalf of Acquired Fund shall deem appropriate, or shall have prepared satisfactory evidence that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of the Trust on behalf of Acquired Fund shall deem appropriate.

4.   REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF ACQUIRING FUND.
     ------------------------------------------------------------------------

     The  Trust  makes  the  following   representations  and  warranties  about
Acquiring Fund:

     (a) Acquiring Fund is a series of the Trust, a business trust created under the laws of the state of Delaware on March 24, 2000 and validly existing under the laws of that state. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Trust's Acquiring Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

     (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Acquiring Fund Shares, no par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

     (c) The financial statements appearing in the Acquiring Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001, audited by PricewaterhouseCoopers LLP, and the financial statements for the six month period ended April 30, 2002 appearing in the Acquiring Fund's Semi-Annual Report to Shareholders fairly present the financial position of Acquiring Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Acquiring Fund.

     (e) The Trust has the necessary power and authority to conduct its business as such business is now being conducted.

     (f) The Trust on behalf of Acquiring Fund is not a party to or obligated under any provision of its Declaration of Trust ("Declaration of Trust"), By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

     (g) For each taxable year of its operation (including the taxable year including the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company ("RIC"), has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date.

     (h) Acquiring Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (i) Acquiring Fund does not have any unamortized or unpaid organization fees or expenses.

5.   REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF ACQUIRED FUND.
     -----------------------------------------------------------------------

     The Trust makes the following representations and warranties about Acquired
Fund:

     (a) Acquired Fund is a series of the Trust, a business trust created under the laws of the state of Delaware on March 24, 2000 and validly existing under the laws of that state. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Trust's Acquired Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act.

     (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Acquired Fund, no par value, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights.

     (c) The financial statements appearing in the Acquired Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001, audited by PricewaterhouseCoopers LLP, and financial statements for the six month period ended April 30, 2002 appearing in the Acquired Fund's Semi-Annual Report to Shareholders fairly present the financial position of Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The Trust has the necessary power and authority to conduct Acquired Fund's business as such business is now being conducted.

     (e) The Trust on behalf of Acquired Fund is not a party to or obligated under any provision of the Trust's Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

     (f) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed before the Closing Date all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

     (g) Acquired Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (h) Acquired Fund does not have any unamortized or unpaid organization fees or expenses.

6.   REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF THE FUNDS.
     -------------------------------------------------------------------

     The Trust makes the following representations and warranties about both Acquired Fund and Acquiring Fund (collectively, the "Funds"):

     (a) The Trust will create a statement of assets and liabilities for each of the Funds which will be prepared as of the close of trading on the New York Stock Exchange on the Closing Date for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect its net assets in the case of Acquired Fund and its net assets in the case of Acquiring Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as disclosed in the Trust's currently effective prospectuses relating to the Funds, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

     (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the Trust's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

     (f) Consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

     (g) The Trust has the necessary power and authority to conduct the business of the Funds, as such business is now being conducted.

7.   INTENTIONS OF THE TRUST ON BEHALF OF THE FUNDS.
     -----------------------------------------------

     (a) The Trust intends to operate each Fund's respective business, as presently conducted between the date hereof and the Closing.

     (b) The Trust intends that the Acquired Fund will not acquire the Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Acquired Fund's shareholders.

     (c)  The  Trust  on  behalf  of  Acquired   Fund  will,  if  this  Plan  is
consummated, liquidate and dissolve Acquired Fund.

     (d) The Trust intends that, by the Closing, all of the Funds' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have been paid.

     (e) At the Closing, the Trust on behalf of Acquired Fund intends to have available a copy of the shareholder ledger accounts, certified by the Trust's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Acquired Fund Shares as of the close of trading on the New York Stock Exchange on the Closing Date who are to become shareholders of Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

     (f)  The Trust  intends to mail to each  shareholder  of record of Acquired
Fund, for informational purposes since no shareholder vote is required, an Information Statement/Prospectus that complies in all material respects with the applicable provisions of the 1940 Act and the 1933 Act, and the respective rules and regulations thereunder.

     (g) The Trust intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Acquiring Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.   CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST ON BEHALF OF THE FUNDS.
     -------------------------------------------------------------------------

     The consummation of this Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the performance of all obligations required by this Plan to be performed by the Trust on behalf of the Funds shall occur prior to the Closing; and (iii) the Trust shall execute a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of each of the Funds.

     (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of Acquired Fund or Acquiring Fund or would prohibit the transactions contemplated hereby.

     (d) That a distribution or distributions shall have been paid by Acquired Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and net capital gain, if any, for the period from the close of its last fiscal year to the close of trading on the New York Stock Exchange on the Closing Date; and (ii) any investment company taxable income and net capital gain from any period to the extent not otherwise previously distributed.

     (e) That all required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including any necessary exemptive order from such federal and state authorities) to permit the consummation of the transaction contemplated hereby shall be obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Acquired Fund or Acquiring Fund.

     (f) That there shall be delivered to the Trust on behalf of Acquired Fund and Acquiring Fund an opinion from Dechert, counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon the accuracy of certificates of the officers of the Trust with regard to certain representations and matters of fact:

          (1) The acquisition by Acquiring Fund of substantially all the assets of Acquired Fund solely in exchange for Acquiring Fund Shares and assumption of all of Acquired Fund's liabilities, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Acquired Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquired Fund and Acquiring Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

          (2) No gain or loss will be recognized by Acquired Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for voting shares of Acquiring Fund and the assumption of Acquired Fund's liabilities;

          (3) No gain or loss will be recognized by Acquiring Fund upon the receipt of substantially all of the assets of Acquired Fund in exchange solely for voting shares of Acquiring Fund and the assumption of Acquired Fund's liabilities;

          (4) No gain or loss will be recognized by Acquired Fund upon the distribution of Acquiring Fund Shares to its shareholders in liquidation of Acquired Fund;

          (5) The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the reorganization;

          (6) The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund;

          (7) No gain or loss will be recognized to the shareholders of Acquired Fund Shares upon the exchange of their shares in Acquired Fund for voting shares of Acquiring Fund including fractional shares to which they may be entitled;

          (8) The basis of the Acquiring Fund Shares received by Acquired Fund Shares' shareholders shall be the same as the basis of Acquired Fund Shares exchanged therefor;

          (9) The holding period of Acquiring Fund Shares received by shareholders of Acquired Fund Shares (including fractional shares to which they may be entitled) will include the holding period of Acquired Fund Shares surrendered in exchange therefor, provided that Acquired Fund Shares were held as a capital asset on the date of the exchange; and

          (10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

     (g) That there shall be delivered to the Trust on behalf of Acquiring Fund an opinion of counsel in form and substance satisfactory to it with respect to Acquired Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) Acquired Fund is a series of the Trust, a business trust organized under the laws of the state of Delaware on March 24, 2000 and is a validly existing business trust and in good standing under the laws of that state;

          (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value, of Acquired Fund. Assuming that the initial shares of beneficial interest of Acquired Fund were issued in accordance with the 1940 Act and the Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of Acquired Fund were sold, issued and paid for in accordance with the terms of Acquired Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

          (3) Acquired Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Acquired Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Acquired Fund, the unfavorable outcome of which would materially and adversely affect Acquired Fund;

          (5)  All  actions  required  to be taken by the  Trust  on  behalf  of
     Acquired Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust on behalf of Acquired Fund; and

          (6) Neither the execution, delivery, nor performance of this Plan by the Trust on behalf of Acquired Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; this Plan is the legal, valid and binding obligation of the Trust on behalf of Acquired Fund and is enforceable against the Trust on behalf of Acquired Fund in accordance with its terms.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (h) That there shall be delivered to the Trust on behalf of the Acquired Fund an opinion of counsel in form and substance satisfactory to it with respect to Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) Acquiring Fund is a series of the Trust, a business trust organized under the laws of the state of Delaware on March 24, 2000 and is a validly existing business trust and in good standing under the laws of that state;

          (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value, of Acquiring Fund. Assuming that the initial shares of beneficial interest of Acquiring Fund were issued in accordance with the 1940 Act, and the Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of Acquiring Fund were sold, issued and paid for in accordance with the terms of Acquiring Fund's prospectus in effect at the time of such sales, each such outstanding share of Acquiring Fund is fully paid, non-assessable, freely transferable and has full voting rights;

          (3) Acquiring Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Acquiring Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Acquiring Fund, the unfavorable outcome of which would materially and adversely affect Acquiring Fund;

          (5) Acquiring Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of Acquiring Fund;

          (6)  All  actions  required  to be taken by the  Trust  on  behalf  of
     Acquiring Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust on behalf of Acquiring Fund;

          (7) Neither the execution, delivery, nor performance of this Plan by the Trust on behalf of Acquiring Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; this Plan is the legal, valid and binding obligation of the Trust on behalf of Acquiring Fund and is enforceable against the Trust on behalf of Acquiring Fund in accordance with its terms; and

          (8) The registration statement of the Trust, of which the prospectus dated February 28, 2002, as amended, of Acquiring Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (i) That the Trust's Registration Statement with respect to the Acquiring Fund Shares to be delivered to Acquired Fund Shares' shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (j) That Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Fund Shares lawfully to be delivered to each holder of Acquired Fund Shares.

     (k) That, at the Closing, there shall be transferred to Acquiring Fund, aggregate Assets of Acquired Fund comprising at least 90% of fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

     (l) That there be delivered to the Trust on behalf of the Acquiring Fund information concerning the tax basis of the Acquired Fund in all securities transferred to the Acquiring Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of the Acquired Fund as of the date of the Closing, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund respect to each shareholder.

9.   BROKERAGE FEES AND EXPENSES.
     ----------------------------

     (a) The Trust represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses relating to the proposed Plan of Reorganization will be paid by the Acquired Fund and the Acquiring Fund pro rata based upon the relative net assets of the Funds as of the close of business on the Closing Date. The costs of the Plan of Reorganization shall include, but not be limited to, costs associated with preparation, printing and distribution of the Registration Statement and associated materials (such as the Acquiring Fund's prospectus), legal fees, accounting fees, securities registration fees, and custody fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  TERMINATION; POSTPONEMENT; WAIVER; ORDER.
     -----------------------------------------

     (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time prior to the Closing or the Closing may be postponed by the Trust on behalf of either party by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

     (b)  If  the   transactions   contemplated  by  this  Plan  have  not  been
consummated by April 30, 2003, the Plan shall automatically terminate on that date, unless a later date is established.

     (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust, Acquired Fund nor Acquiring Fund, nor the Trust's trustees, officers, or agents or the shareholders of either Acquired Fund or Acquiring Fund shall have any liability in respect of this Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Board of Trustees on behalf of either of Acquired Fund or Acquiring Fund if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of either Acquired Fund or Acquiring Fund, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor any of its officers, trustees, agents or shareholders nor the Funds nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of either of the Funds or the Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to either of the Funds' shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust on behalf of Acquired Fund or Acquiring Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without vote or approval of the shareholders of Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to Acquired Fund in which event, unless such terms and conditions shall have been included in the materials furnished to the shareholders of Acquired Fund prior to the Closing, this Plan shall not be consummated and shall terminate unless the Trust shall so otherwise determine.

11.  ENTIRE AGREEMENT AND AMENDMENTS.
     --------------------------------

     This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by the Trust on behalf of the Funds. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Trust on behalf of the Funds.

12.  NOTICES.
     --------

     Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust at One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046-3531,
Attention: Secretary.

13.  GOVERNING LAW.
     --------------

     This Plan shall be governed by and carried out in accordance with the laws of the state of Delaware.

     IN WITNESS WHEREOF, Pitcairn Funds, on behalf of Pitcairn Small Cap Fund and Pitcairn Small Cap Core Fund, has executed this Plan by its duly authorized officers, made effective as of the date and year first-above written.

                                        PITCAIRN FUNDS,
                                          ON BEHALF OF
                                        SMALL CAP FUND

Attest:


/s/ Lawrence R. Bardfeld                By: /s/ Alvin A. Clay III    9/24/02
--------------------------------            --------------------------------
    Lawrence R. Bardfeld                    Alvin A. Clay III
    Secretary                               President

                                        PITCAIRN FUNDS,
                                          ON BEHALF OF
                                        SMALL CAP CORE FUND

Attest:


/s/ Lawrence R. Bardfeld                By: /s/ Alvin A. Clay III    9/24/02
--------------------------------            --------------------------------
Lawrence R. Bardfeld                        Alvin A. Clay III
Secretary                                   President

                                    EXHIBIT B

                        PROSPECTUS OF THE PITCAIRN FUNDS
                    DATED FEBRUARY 28, 2002, AS SUPPLEMENTED
            APRIL 24, 2002, MAY 11, 2002, JUNE 24, AND JULY 25, 2002

     The prospectus of the Pitcairn Funds dated February 28, 2002, as supplemented April 22, 2002, May 11, 2002, June 24, 2002 and July 25, 2002, is part of this Information Statement/Prospectus and will be included in the mailing to all shareholders of the Small Cap Fund as of October 28, 2002. For purposes of this EDGAR filing, the prospectus of Pitcairn Funds dated February 28, 2002, is incorporated by reference to the electronic filings made on April 29, 2002, May 13, 2002, June 24, 2002 and July 30, 2002, under File No.
333-37028.

                                    EXHIBIT C

                        ANNUAL REPORT TO SHAREHOLDERS OF
                      PITCAIRN FUNDS DATED OCTOBER 31, 2001

     The Annual Report to shareholders of the Pitcairn Funds dated October 31, 2001, is part of this Information Statement/Prospectus and will be included in the mailing to all shareholders of record of the Small Cap Funds as of October 28, 2002. For purposes of this EDGAR filing, the Annual Report to shareholders of Pitcairn Funds dated October 31, 2001 is incorporated by reference to the electronic filing made on December 28, 2001, under File No. 811-09943.

                                    EXHIBIT D

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                     OF PITCAIRN FUNDS DATED APRIL 30, 2002

     The Semi-Annual Report to shareholders of the Pitcairn Funds dated April 30, 2002, is part of this Information Statement/Prospectus and will be included in the mailing to all shareholders of record of the Small Cap Fund as of October 28, 2002. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Pitcairn Funds dated April 30, 2002, is incorporated by reference to the electronic filing made on June 27, 2002, under File No. 811-09943.

PART B
------
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                                 PITCAIRN FUNDS
                             DATED OCTOBER 28, 2002

Acquisition of the Assets of the
SMALL CAP FUND

By and in exchange for shares of the
SMALL CAP CORE FUND
(both of which are series of the Pitcairn Funds)

     This Statement of Additional Information ("SAI") relates specifically to the delivery of substantially all of the assets, subject to the liabilities, of the Small Cap Fund (the "Small Cap Fund"), a series of Pitcairn Funds (the "Trust"), for shares of Small Cap Core Fund ("Core Fund"), also a series of the Trust.

     This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

     1.   Statement of Additional  Information of the Trust,  dated February 28,
          2002.

     2. Pro Forma Financial Statements reflecting the financial situation of the Core Fund following the Reorganization as if the Reorganization had taken place on April 30, 2002.

     This SAI is not a Prospectus; you should read this SAI in conjunction with the Information Statement/Prospectus dated October 28, 2002, relating to the above-referenced Reorganization. You can request a copy of the Information Statement/Prospectus by calling 1-800-214-6744 or by writing to the Trust at One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046.

                Statement of Additional Information of the Trust

                            Dated February 28, 2002.

     The Statement of Additional Information for the Pitcairn Funds dated February 28, 2002, as filed with the Securities and Exchange Commission under File No. 333-37028 pursuant to rule 485(b), is incorporated herein by reference, and will be delivered to shareholders who request this Statement of Additional Information.

                         Pro Forma Financial Statements

                     SMALL CAP CORE FUND AND SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED(1)
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

COMMON STOCK
ALCOHOL
Boston Beer, Cl A * +                    15,425  $    224            --  $     --        15,425  $    224
                                                 --------                --------                --------

APPAREL & TEXTILES
Albany International, Cl A               24,740       623            --        --        24,740       623
Phillips-Van Heusen                      36,385       554            --        --        36,385       554
                                                 --------                --------                --------
                                                    1,177                      --                   1,177
                                                 --------                --------                --------

BANKS
BankAtlantic Bancorp, Cl A               44,855       572            --        --        44,855       572
Berkshire Hills Bancorp                  34,040       757            --        --        34,040       757
City National                                --        --         7,700       426         7,700       426
Cullen/Frost Bankers                         --        --         6,200       234         6,200       234
CVB Financial                                --        --        13,600       292        13,600       292
East-West Bancorp                            --        --         3,300       118         3,300       118
First Bancorp (Puerto Rico)              31,790     1,065            --        --        31,790     1,065
FirstMerit                               35,235     1,001            --        --        35,235     1,001
Hibernia, Cl A                               --        --        18,639       372        18,639       372
National Penn Bancshares                 27,145       733            --        --        27,145       733
Provident Bankshares                     61,824     1,611            --        --        61,824     1,611
Texas Regional Bancshares, Cl A          18,000       900            --        --        18,000       900
                                                 --------                --------                --------
                                                    6,639                   1,442                   8,081
                                                 --------                --------                --------

CHEMICALS
Airgas * +                               52,905       872        13,837       228        66,742     1,100
Aptargroup                               18,570       690            --        --        18,570       690
Brady, Cl A                                  --        --         8,100       296         8,100       296
Cambrex                                      --        --         8,750       360         8,750       360
Ionics * +                               21,075       632            --        --        21,075       632
RPM                                      76,861     1,303            --        --        76,861     1,303
Solutia                                      --        --        30,191       252        30,191       252
                                                 --------                --------                --------
                                                    3,497                   1,136                   4,633
                                                 --------                --------                --------

CLOTHING STORES
Burlington Coat Factory Warehouse        11,855       266            --        --        11,855       266
Cato, Cl A                                   --        --         1,700        44         1,700        44
Chico's FAS * +                          24,783       894        21,522       776        46,305     1,670
Men's Wearhouse *                            --        --         7,750       191         7,750       191
                                                 --------                --------                --------
                                                    1,160                   1,011                   2,171
                                                 --------                --------                --------

COMPUTER HARDWARE
Advanced Digital Information *               --        --        12,700       114        12,700       114
Kronos *                                     --        --         6,950       282         6,950       282
SCM Microsystems * +                     55,735       718            --        --        55,735       718
Tech Data *                                  --        --         3,900       185         3,900       185
Zebra Technologies, Cl A *                8,895       504            --        --         8,895       504
                                                 --------                --------                --------
                                                    1,222                     581                   1,803
                                                 --------                --------                --------

   The accompanying notes are an integral part of these financial statements.


                     SMALL CAP CORE FUND AND SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED(1)
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

COMPUTER SOFTWARE
Anteon International *                       --        --        16,550  $    376        16,550  $    376
Ascential Software *                         --        --        71,600       246        71,600       246
Autodesk                                     --        --        13,100       241        13,100       241
Borland Software *                           --        --        21,750       237        21,750       237
Business Objects ADR *                       --        --         4,950       167         4,950       167
Eclipsys * +                             23,510  $    377            --        --        23,510       377
i2 Technologies *                            --        --        68,550       216        68,550       216
JDA Software Group *                     18,720       566            --        --        18,720       566
Manhattan Associates *                       --        --         5,850       185         5,850       185
MSC.Software * +                         17,070       209         9,449       116        26,519       325
NETIQ *                                      --        --         5,500       123         5,500       123
Roxio *                                      --        --         9,600       204         9,600       204
ScanSoft * +                                 --        --        55,400       356        55,400       356
TIBCO Software *                             --        --        36,200       304        36,200       304
Titan * +                                16,615       380         7,866       180        24,481       560
                                                 --------                --------                --------
                                                    1,532                   2,951                   4,483
                                                 --------                --------                --------

CONSTRUCTION
American Woodmark                        17,635     1,191            --        --        17,635     1,191
Catellus Development *                   53,740     1,096            --        --        53,740     1,096
Comfort Systems USA *                        --        --        17,500        82        17,500        82
Jacobs Engineering Group *                   --        --         5,600       221         5,600       221
                                                 --------                --------                --------
                                                    2,287                     303                   2,590
                                                 --------                --------                --------

CONSUMER DURABLES
Furniture Brands International *         37,515     1,532         4,900       200        42,415     1,732
                                                 --------                --------                --------

DEFENSE & AEROSPACE
Teledyne Technologies * +                20,530       349            --        --        20,530       349
                                                 --------                --------                --------

DEPARTMENT STORES
Dillard's, Cl A                          14,765       362            --        --        14,765       362
                                                 --------                --------                --------

DRUGS
Affymetrix *                                 --        --         7,100       180         7,100       180
Alkermes *                                   --        --        12,400       250        12,400       250
Barr Laboratories * +                    11,400       760            --        --        11,400       760
CV Therapeutics *                            --        --         5,300       153         5,300       153
Genta *                                      --        --        13,100       176        13,100       176
Isis Pharmaceuticals *                       --        --        12,000       152        12,000       152
Sepracor *                                   --        --         8,600       109         8,600       109
Transkaryotic Therapies *                    --        --         7,600       303         7,600       303
Tularik *                                    --        --        14,400       166        14,400       166
                                                 --------                --------                --------
                                                      760                   1,489                   2,249
                                                 --------                --------                --------

ELECTRICAL UTILITIES
Cleco                                    39,600       981            --        --        39,600       981
Energy East                                  --        --        16,350       360        16,350       360
Great Plains Energy                          --        --         6,904       162         6,904       162
WPS Resources +                           8,100       338            --        --         8,100       338
                                                 --------                --------                --------
                                                    1,319                     522                   1,841
                                                 --------                --------                --------

ELECTRONIC EQUIPMENT
Andrew *                                 45,785       760            --        --        45,785       760
ClearOne Communications * +              28,855       473            --        --        28,855       473
Dionex * +                               14,423       355            --        --        14,423       355
Helix Technology                             --        --         5,600       152         5,600       152
Intermagnetics General *                     --        --        16,800       422        16,800       422
                                                 --------                --------                --------
                                                    1,588                     574                   2,162
                                                 --------                --------                --------

   The accompanying notes are an integral part of these financial statements.


                     SMALL CAP CORE FUND AND SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED(1)
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

ENERGY RESERVES
Patterson-UTI Energy *                       --        --         8,400  $    269         8,400  $    269
Wiser Oil *                             119,415  $    709            --        --       119,415       709
                                                 --------                --------                --------
                                                      709                     269                     978
                                                 --------                --------                --------

ENVIRONMENTAL SERVICES
Waste Connections *                          --        --         5,100       180         5,100       180
                                                 --------                --------                --------

FINANCIAL SERVICES
Apex Mortgage Capital                    54,910       678        28,400       350        83,310     1,028
Doral Financial                          21,700       758            --        --        21,700       758
IndyMac Bancorp *                            --        --        11,200       283        11,200       283
                                                 --------                --------                --------
                                                    1,436                     633                   2,069
                                                 --------                --------                --------

FOOD & BEVERAGE
Dean Foods *                             25,150       931            --        --        25,150       931
Del Monte Foods *                            --        --        18,300       194        18,300       194
United Natural Foods *                   31,855       763        16,700       400        48,555     1,163
                                                 --------                --------                --------
                                                    1,694                     594                   2,288
                                                 --------                --------                --------

FORESTRY & PAPER
Chesapeake                               16,245       446            --        --        16,245       446
Glatfelter                               21,255       372            --        --        21,255       372
Rayonier                                  9,679       568            --        --         9,679       568
                                                 --------                --------                --------
                                                    1,386                      --                   1,386
                                                 --------                --------                --------

GAS UTILITIES
American States Water                    19,105       743            --        --        19,105       743
New Jersey Resources                     21,363       684            --        --        21,363       684
NUI                                          --        --         7,190       193         7,190       193
Piedmont Natural Gas                     19,395       722            --        --        19,395       722
South Jersey Industries                  15,907       565            --        --        15,907       565
                                                 --------                --------                --------
                                                    2,714                     193                   2,907
                                                 --------                --------                --------

GROCERY STORES
Casey's General Stores                   27,700       361            --        --        27,700       361
Wild Oats Markets *                          --        --        21,800       239        21,800       239
                                                 --------                --------                --------
                                                      361                     239                     600
                                                 --------                --------                --------

HEAVY ELECTRICAL EQUIPMENT
AO Smith                                 37,950     1,180            --        --        37,950     1,180
                                                 --------                --------                --------

HOME PRODUCTS
Alberto-Culver, Cl A                     17,130       834            --        --        17,130       834
                                                 --------                --------                --------

HOTELS
Fairmont Hotels & Resorts                    --        --        10,700       305        10,700       305
Penn National Gaming *                   41,855     1,609            --        --        41,855     1,609
Prime Hospitality *                          --        --        14,350       185        14,350       185
                                                 --------                --------                --------
                                                    1,609                     490                   2,099
                                                 --------                --------                --------

INDUSTRIAL PARTS
Circor International                     38,610       821            --        --        38,610       821
Donaldson                                25,165     1,086            --        --        25,165     1,086
Graco                                        --        --         8,100       363         8,100       363
Manitowoc +                              36,000     1,573            --        --        36,000     1,573
                                                 --------                --------                --------
                                                    3,480                     363                   3,843
                                                 --------                --------                --------

   The accompanying notes are an integral part of these financial statements.


                     SMALL CAP CORE FUND AND SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED(1)
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

INDUSTRIAL SERVICES
Administaff *                                --        --        13,450  $    309        13,450  $    309
Bright Horizons Family Solutions *           --        --         9,050       271         9,050       271
Central Parking                              --        --        15,300       403        15,300       403
Corinthian Colleges *                        --        --         8,200       483         8,200       483
Mobile Mini *                                --        --        14,000       461        14,000       461
Regis                                    21,605  $    649            --        --        21,605       649
United Rentals * +                       24,772       632         9,657       246        34,429       878
                                                 --------                --------                --------
                                                    1,281                   2,173                   3,454
                                                 --------                --------                --------

INFORMATION SERVICES
Caminus *                                    --        --         9,200       172         9,200       172
Corporate Executive Board *                  --        --         3,000       114         3,000       114
Gaiam * +                                14,644       233            --        --        14,644       233
Mantech International, Cl A *                --        --        18,550       439        18,550       439
Pharmaceutical Product Development *         --        --         5,650       142         5,650       142
Sourcecorp *                                 --        --        13,400       402        13,400       402
                                                 --------                --------                --------
                                                      233                   1,269                   1,502
                                                 --------                --------                --------

INTERNET SERVICES
Freemarkets *                                --        --        15,800       281        15,800       281
HealthExtras * +                         47,630       220            --        --        47,630       220
SkillSoft *                                  --        --         9,500       182         9,500       182
                                                 --------                --------                --------
                                                      220                     463                     683
                                                 --------                --------                --------

LEISURE
Acres Gaming * +                         32,013       158            --        --        32,013       158
International Speedway, Cl A                 --        --         8,600       370         8,600       370
                                                 --------                --------                --------
                                                      158                     370                     528
                                                 --------                --------                --------

LIFE & HEALTH INSURANCE
Stancorp Financial Group                 23,460     1,372            --        --        23,460     1,372
                                                 --------                --------                --------

MEDIA
Crown Media Holdings, Cl A *                 --        --        20,200       204        20,200       204
Insight Communications *                     --        --        13,800       214        13,800       214
Liberty                                  14,091       597            --        --        14,091       597
Mediacom Communications *                    --        --        23,550       235        23,550       235
Salem Communications, Cl A *                 --        --        17,100       419        17,100       419
                                                 --------                --------                --------
                                                      597                   1,072                   1,669
                                                 --------                --------                --------

MEDICAL PRODUCTS
Charles River Laboratories International *   --        --        20,100       602        20,100       602
Conceptus *                                  --        --        13,000       235        13,000       235
Cooper +                                 15,635       829        10,695       567        26,330     1,396
Sola International *                     19,705       283            --        --        19,705       283
Thoratec *                                   --        --        16,750       137        16,750       137
                                                 --------                --------                --------
                                                    1,112                   1,541                   2,653
                                                 --------                --------                --------

MEDICAL SERVICES
AdvancePCS *                                 --        --        12,300       416        12,300       416
Orthodontic Centers Of America *             --        --        16,095       429        16,095       429
Triad Hospitals *                            --        --         6,600       277         6,600       277
                                                 --------                --------                --------
                                                       --                   1,122                   1,122
                                                 --------                --------                --------

METALS & MINING
Gibraltar Steel                          22,512       515            --        --        22,512       515
Harsco                                   28,770     1,223            --        --        28,770     1,223
Mueller Industries *                      9,885       337            --        --         9,885       337
                                                 --------                --------                --------
                                                    2,075                      --                   2,075
                                                 --------                --------                --------

MOTOR VEHICLES & PARTS
Gentex *                                 13,090       414            --        --        13,090       414
Visteon                                  49,945       771        42,963       663        92,908     1,434
                                                 --------                --------                --------
                                                    1,185                     663                   1,848
                                                 --------                --------                --------

   The accompanying notes are an integral part of these financial statements.


                     SMALL CAP CORE FUND AND SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED(1)
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

OIL REFINING
Headwaters *                                 --        --        24,100  $    429        24,100  $    429
                                                 --------                --------                --------

OIL SERVICES
Key Energy Services *                        --        --        34,850       423        34,850       423
Veritas DGC *                                --        --        22,400       406        22,400       406
W-H Energy Services *                        --        --        18,850       485        18,850       485
                                                 --------                --------                --------
                                                       --                   1,314                   1,314
                                                 --------                --------                --------

PROPERTY & CASUALTY INSURANCE
IPC Holdings * +                         30,900  $  1,054            --        --        30,900     1,054
Philadelphia Consolidated Holding * +     9,515       406            --        --         9,515       406
                                                 --------                --------                --------
                                                    1,460                      --                   1,460
                                                 --------                --------                --------

PUBLISHING
John Wiley & Sons, Cl A                  15,995       425            --        --        15,995       425
Scholastic *                             12,930       656        14,350       728        27,280     1,384
                                                 --------                --------                --------
                                                    1,081                     728                   1,809
                                                 --------                --------                --------

RAILROADS
Genesee & Wyoming, Cl A * +              31,200       682            --        --        31,200       682
Wabtec                                       --        --        23,800       364        23,800       364
                                                 --------                --------                --------
                                                      682                     364                   1,046
                                                 --------                --------                --------

REAL ESTATE INVESTMENT TRUSTS
Brandywine Realty Trust                  21,140       505            --        --        21,140       505
BRE Properties, Cl A                     28,200       921            --        --        28,200       921
Gables Residential Trust                     --        --         3,300       102         3,300       102
General Growth Properties                    --        --         4,900       224         4,900       224
Heritage Property Investment Trust *     36,342       896        26,341       650        62,683     1,546
Kilroy Realty                            26,390       743            --        --        26,390       743
Parkway Properties +                     27,770     1,014            --        --        27,770     1,014
Reckson Associates Realty                20,110       490            --        --        20,110       490
Rouse                                    21,884       708        14,123       457        36,007     1,165
SL Green Realty +                        37,125     1,303            --        --        37,125     1,303
                                                 --------                --------                --------
                                                    6,580                   1,433                   8,013
                                                 --------                --------                --------

RESTAURANTS
Applebees International                  14,380       561         9,700       378        24,080       939
CBRL Group                               11,565       351            --        --        11,565       351
CEC Entertainment *                          --        --         7,550       349         7,550       349
Lone Star Steakhouse & Saloon            20,085       392            --        --        20,085       392
                                                 --------                --------                --------
                                                    1,304                     727                   2,031
                                                 --------                --------                --------

SECURITIES & ASSET MANAGEMENT
Affiliated Managers Group * +             6,165       392            --        --         6,165       392
                                                 --------                --------                --------

SEMICONDUCTORS
Arrow Electronics *                      14,465       382            --        --        14,465       382
Bell Microproducts *                     33,803       399            --        --        33,803       399
Kopin *                                      --        --         9,500        75         9,500        75
Oak Technology *                             --        --        17,400       248        17,400       248
Semtech *                                    --        --         7,850       251         7,850       251
Veeco Instruments *                          --        --         5,250       156         5,250       156
Vishay Intertechnology *                     --        --        10,462       230        10,462       230
                                                 --------                --------                --------
                                                      781                     960                   1,741
                                                 --------                --------                --------

SPECIALTY RETAIL
Alloy * +                                    --        --        23,450       297        23,450       297
Borders Group *                          45,780     1,067            --        --        45,780     1,067
J Jill Group *                               --        --         6,450       203         6,450       203
School Specialty *                           --        --        13,750       390        13,750       390
                                                 --------                --------                --------
                                                    1,067                     890                   1,957
                                                 --------                --------                --------

   The accompanying notes are an integral part of these financial statements.


                     SMALL CAP CORE FUND AND SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED(1)
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

THRIFTS
Flagstar Bancorp +                       15,345  $    454            --        --        15,345  $    454
MAF Bancorp +                            23,240       862            --        --        23,240       862
New York Community Bancorp                   --        --        16,500  $    489        16,500       489
W Holding                                    --        --        10,900       203        10,900       203
Webster Financial                        22,917       908            --        --        22,917       908
                                                 --------                --------                --------
                                                    2,224                     692                   2,916
                                                 --------                --------                --------

TOBACCO
Standard Commercial                      11,585       239            --        --        11,585       239
                                                 --------                --------                --------

TRUCK, SEA & AIR FREIGHT
Werner Enterprises                       36,393       646            --        --        36,393       646
Yellow *                                 10,235       276            --        --        10,235       276
                                                 --------                --------                --------
                                                      922                      --                     922
                                                 --------                --------                --------

Total Common Stock                                 64,016                  29,380                  93,396
                                                 --------                --------                --------

REGISTERED INVESTMENT COMPANIES
iShares(R) Dow Jones US
  Internet Index Fund *                  29,193       293        66,067       663        95,260       956
iShares(R) Russell 2000 Index Fund        6,916       700        10,202     1,034        17,118     1,734
iShares(R) Russell 2000
  Value Index Fund                       13,167     1,916            --        --        13,167     1,916
                                                 --------                --------                --------
Northern Institutional Liquid
  Asset Portfolio (A)                  9,149,093    9,149       514,461       514      9,663,554    9,663
                                                 --------                --------                --------

Total Registered Investment
  Companies                                        12,058                   2,211                  14,269
                                                 --------                --------                --------

SECURITIES PLEDGED (SOLD SHORT)
MPS Group *                             221,372     1,992            --        --       221,372     1,992
MPS Group *                            (221,372)   (1,992)           --        --      (221,372)   (1,992)
Wachovia                                 52,361     1,992            --        --        52,361     1,992
Wachovia                                (52,361)   (1,992)           --        --       (52,361)   (1,992)
                                                 --------                --------                --------

Total Securities Pledged (Sold Short)                  --                      --                      --
                                                 --------                --------                --------

WARRANTS
CONSUMER PRODUCTS
Imperial Credit Industries,
  Expire 01/30/2008                      17,236        --            --        --        17,236        --
                                                 --------                --------                --------

Total Warrants                                         --                      --                      --
                                                 --------                --------                --------

                                                 Face (000)              Face (000)              Face (000)
                                                 ----------              ----------              ----------

REPURCHASE AGREEMENT
JP Morgan Chase
  1.87%, dated 04/30/02, matures
  05/01/02, (collateralized by
  various government obligations)      $  1,206     1,206      $  2,050     2,050      $  3,256     3,256
                                                 --------                --------                --------

Total Repurchase Agreement                          1,206                   2,050                   3,256
                                                 --------                --------                --------

Total Investments                                $ 77,280                $ 33,641                $110,921
                                                 ========                ========                ========

* - Non-income producing security.

+ - Some or all of this security is on loan at April 30, 2002.

(A) - This security was purchased with cash collateral received for securities on loan.

Cl - Class

(1) -Effective April 24, 2002, the Small Cap Fund's principal investment strategy was changed to a small cap core strategy and, therefore, at April 30, 2002, the Small Cap Fund was in the process of transitioning its portfolio. See Footnote 5 for a presentation of the Small Cap Fund's (unaudited) portfolio subsequent to the completion of the transition to its current investment strategy.

Amounts designated as " - " round to $0.

   The accompanying notes are an integral part of these financial statements.

                     SMALL CAP CORE FUND AND SMALL CAP FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 2002

                                                                                                     PRO FORMA       PRO FORMA
                                                                   MALL CAP CORE    SMALL CAP       ADJUSTMENTS       COMBINED
                                                                    FUND (000)      FUND (000)         (000)            (000)
                                                                   ------------    ------------     ------------    ------------
ASSETS:
Investments, at Cost                                               $     54,544    $     32,394     $         --    $     86,938
                                                                   ============    ============     ============    ============
Investments, at Value                                              $     77,280    $     33,641               --    $    110,921
Deposits for Securities Sold Short                                        3,984              --               --           3,984
Dividend and Interest Receivable                                             45               8               --              53
Receivable for Investment Securities Sold                                    --           9,121               --           9,121
                                                                   ------------    ------------     ------------    ------------

Total Assets                                                             81,309          42,770               --         124,079
                                                                   ------------    ------------     ------------    ------------

LIABILITIES:
Payable for Collateral on Securities Loaned                               9,149             514               --           9,663
Margin Loans Payable to Brokers                                           3,409              --               --           3,409
Payable for Investment Securities Purchased                                  --           6,677               --           6,677
Payable for Capital Shares Redeemed                                          --               1               --               1
Investment Advisory Fee Payable                                              33              17               --              50
Shareholder Servicing Fee Payable                                            14               7               --              21
Payable for Reorganization Expenses                                          --              --               85 j            85
Other Accrued Expenses                                                       13              17               --              30
                                                                   ------------    ------------     ------------    ------------

Total Liabilities                                                        12,618           7,233               85          19,936
                                                                   ------------    ------------     ------------    ------------
TOTAL NET ASSETS                                                   $     68,691    $     35,537     $        (85)   $    104,143
                                                                   ============    ============     ============    ============

NET ASSETS CONSIST OF:
Portfolio Shares (Unlimited Authorization - No Par Value)          $     44,026    $     53,279     $         --    $     97,305
Undistributed Net Investment Income/
  (Accumulated Net Investment Loss)                                         113            (154)             (85)j          (126)
Accumulated Net Realized Gain/(Loss) on Investments                       1,816         (18,835)              --         (17,019)
Net Unrealized Appreciation on Investments                               22,736           1,247               --          23,983
                                                                   ------------    ------------     ------------    ------------
TOTAL NET ASSETS                                                   $     68,691    $     35,537     $        (85)   $    104,143
                                                                   ============    ============     ============    ============

OUTSTANDING SHARES OF BENEFICIAL INTEREST                             5,310.368       5,543.551       (2,796.263) a    8,057.656

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE           $      12.94     $       6.41                    $      12.92
                                                                   ============     ============                    ============

a, j - See Footnote 4 to the Pro Forma Combining Financial Statements for discussion of the pro forma adjustments.

Amounts designated as " - " round to $0.

   The accompanying notes are an integral part of these financial statements.

                     SMALL CAP CORE FUND AND SMALL CAP FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                   FOR THE TWELVE MONTHS ENDED APRIL 30, 2002
                                     (000'S)

                                                                             Small        Small
                                                                            Cap Core       Cap       Pro Forma   Pro Forma
                                                                              Fund         Fund     Adjustments   Combined
                                                                            --------     --------     --------    --------
Investment Income:
     Dividends                                                              $  1,179     $     95     $     --    $  1,274
     Interest                                                                    130           36           --         166
     Securities Lending                                                           32           26           --          58
     Less: Foreign Taxes Withheld                                                 (4)          --           --          (4)
                                                                            --------     --------     --------    --------

     Total Income                                                              1,337          157           --       1,494
                                                                            --------     --------     --------    --------

Expenses:
     Investment Advisory Fees                                                    473          364          (96)b       741
     Administrator Fees                                                           70           70          (55)c        85
     Shareholder Servicing Fees                                                  169           96           --         265
     Transfer Agent Fees                                                          18           17          (17)d        18
     Professional Fees                                                            37           18           (2)e        53
     Registration Fees                                                             6            4           (2)f         8
     Custody Fees                                                                  8           24           --          32
     Printing Expense                                                              3            2           --           5
     Trustee Fees                                                                  5            2           --           7
     Amortization of Deferred Offering Costs                                       8            7           --          15
     Insurance and Other Expenses                                                  5            5           (1)g         9
                                                                            --------     --------     --------    --------

     Total Operating Expenses                                                    802          609         (173)h     1,238
     Less: Investment Advisory Fees Waived                                       (94)        (105)          75i       (124)
                                                                            --------     --------     --------    --------
     Total Net Operating Expenses                                                708          504          (98)      1,114
     Interest Expense                                                             79           --           --          79
                                                                            --------     --------     --------    --------
     Total Expenses                                                              787          504          (98)      1,193
                                                                            --------     --------     --------    --------
     Net Investment Income (Loss)                                                550         (347)          98         301
                                                                            --------     --------     --------    --------

Net Realized and Unrealized Gain (Loss) on Investments:
     Net Realized Gain (Loss) on Securities Sold                               2,224       (3,324)          --      (1,100)
     Net Change in Unrealized Appreciation (Depreciation) on Investments       6,986       (1,953)          --       5,033
                                                                            --------     --------     --------    --------

     Total Net Realized and Unrealized Gain (Loss) on Investments              9,210       (5,277)          --       3,933
                                                                            --------     --------     --------    --------

     Net Increase (Decrease) in Net Assets from Operations                  $  9,760     $ (5,624)    $     98    $  4,234
                                                                            ========     ========     ========    ========

Amounts designated as " - " round to $0.

b through i. - See Footnote 4 to the Pro Forma  Combining  Financial  Statements
               for a discussion of the pro forma adjustments.

   The accompanying notes are an integral part of these financial statements.

                               PITCAIRN CORE FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             For the Six
                                                            Month Period      For the          For the
                                                               Ended         Year Ended     Period Ended
                                                           April 30, 2002    October 31,     October 31,
                                                             (Unaudited)        2001          2000 (1)
                                                             ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    10.67      $    10.18      $    10.00
                                                             ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income                                         0.05            0.10            0.02
     Net Realized and Unrealized Gains on Investments              2.27            0.49            0.16
                                                             ----------      ----------      ----------

         Total Income from Investment Operations                   2.32            0.59            0.18
                                                             ----------      ----------      ----------

LESS: DISTRIBUTIONS
     Distributions from Net Investment Income                     (0.05)          (0.10)             --
     Distributions from Realized Gains                               --              --              --
                                                             ----------      ----------      ----------

         Total Distributions                                      (0.05)          (0.10)             --
                                                             ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                               $    12.94      $    10.67      $    10.18
                                                             ==========      ==========      ==========

TOTAL RETURN                                                     21.86% T         5.80%           1.80% T

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (in 000's)                    $   68,691      $   62,227      $   67,651
     Ratio of Expenses to Average Net Assets                      1.18%           1.16%           1.22% *
     Ratio of Expenses (Excluding Interest Expense)
         to Average Net Assets                                    1.09%           1.00%           1.00% *
     Ratio of Net Investment Income to Average Net Assets         0.86%           0.93%           1.11% *
     Ratio of Expenses Before Fee Waivers
         to Average Net Assets                                    1.19%           1.19%           1.33% *
     Ratio of Net Investment Income Before Fee Waivers to
         Average Net Assets                                       0.76%           0.74%           0.78% *
     Portfolio Turnover Rate                                        16%             96%             10%

T - Return is for the period indicated and has not been annualized.

* - Annualized.

(1) - Commenced operations on August 25, 2000.

Amounts designated as " - " round to $0.

                     SMALL CAP CORE FUND AND SMALL CAP FUND
                     --------------------------------------
        NOTES TO THE PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
        -----------------------------------------------------------------
                        FOR THE YEAR ENDED APRIL 30, 2002
                        ---------------------------------

1.   Basis of Presentation
     ---------------------

The Pitcairn Funds (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The assets of each of the Pitcairn Funds (each, a "Fund" and collectively, the "Funds") which include the Small Cap Fund (the "Small Cap Fund") and the Small Cap Core Fund (the "Core Fund"), are segregated, and a shareholder's interest is limited to the Fund in which the shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

The accompanying unaudited Pro Forma Combining Schedule of Investments and Statement of Assets and Liabilities as of April 30, 2002 and the unaudited Pro Forma Combining Statement of Operations for the twelve months ended April 30, 2002 (the "Pro Forma Financial Statements") are intended to present the financial condition and related results of operations as if the Small Cap Fund were merged with the Core Fund at April 30, 2002 and for the twelve month period then ended. These statements have been derived from the respective books and records of the Small Cap Fund and the Core Fund.

The unaudited Pro Forma Financial Statements should be read in conjunction with the historical financial statements of each fund which are incorporated by reference in the Information Statement/Prospectus.

2.   Description of the Reorganization
     ---------------------------------

The Trustees of the Small Cap Fund have unanimously approved a Plan of Reorganization (the "Plan") which will result in the transfer of all of the assets and liabilities of the Small Cap Fund to the Core Fund in exchange for shares of the Core Fund. Upon completion of the Reorganization, each shareholder of the Small Cap Fund will receive shares of the Core Fund with an aggregate value equal to the aggregate value of the shares of Small Cap Fund held by that shareholder as of the close of business on the closing date. The Reorganization is intended to be completed on or about October 31, 2002 and the value of the net assets to be delivered to the Core Fund shall be the value of such net assets computed as of the close of business of the New York Stock Exchange as of that date.

The Reorganization will be accounted for as a tax-free merger of the Small Cap Fund and the Core Fund. The historical cost of investment securities of the Small Cap Fund will be carried forward to the Core Fund and the results of operations for the Core Fund for the pre-combination periods will not be restated.

3.   Valuation of Securities
     -----------------------

In conjunction with the Plan, whereby all of the assets and liabilities of the Small Cap Fund will be acquired by the Core Fund in exchange for shares the Core Fund, the procedures for the purchase, exchange and redemption of each Fund's shares, including the valuation procedures, are identical.

4.   Unaudited Pro Forma Adjustments
     -------------------------------

     The unaudited pro forma adjustments to these Pro Forma Financial Statements are as follows:

a. The unaudited pro forma shares outstanding for the combined Core Fund reflect the additional shares of the Core Fund to be issued in connection with the proposed merger of the Small Cap Fund with the Core Fund, net of the shares of the Small Cap Fund liquidated under the Plan. Based on the April 30, 2002 net assets of the Small Cap Fund ($35,537,000) and the April 30, 2002 net asset value per share of the Core Fund ($12.94), the Core Fund would issue 2,747,288 shares to the Small Cap Fund and the 5,543,551 shares of the Small Cap Fund would be liquidated, resulting in a net decline in the pro forma combined shares outstanding of 2,796,263 shares.

b. As part of the arrangement with Pitcairn Investment Management (the "Manager") to assume the advisory responsibilities of the Small Cap Fund as of April 25, 2002, the Manager agreed to voluntarily waive a portion of its advisory fee, so that the total advisory fee payable by the Small Cap Fund was reduced to 0.70% per annum of average net assets and the operating expense limit was reduced to 1.00% per annum of average net assets subsequent to May 23, 2002. The adjustment to the unaudited pro forma combined investment advisory fee reflects the reduction of the combined investment advisory fee to the Core Fund's advisory fee rate of 0.70% on the combined pro forma average total net assets for the twelve months ended April 30, 2002, since the Core Fund's advisory fee rate will continue to be the advisory fee rate following the Reorganization.

c. This adjustment reflects the fact that during the twelve months ended April 30, 2002, the average daily net assets of the Small Cap Fund and the Core Fund were individually below the level required to achieve the minimum fee due under the Administration Agreement, but the pro forma combined average daily net assets of the funds for the twelve month period would exceed the minimum, resulting in a pro forma administration fee that would be lower than the combined administration fees incurred by the two funds individually during the period.

Footnote 4. to the Pro Forma  Combining  Financial  Statements:  - Unaudited Pro
--------------------------------------------------------------------------------
Forma Adjustments (continued)
-----------------------------

d. Each of the Pitcairn Funds pay a Transfer Agent Fee. The unaudited adjustment to the Pro Forma Statement of Operations reflects the reduction expected due to the elimination of the duplicate transfer agent fee.

e. This adjustment reflects the portion of the estimated overall decrease to the Trust's audit fees that is expected to be allocable to the pro forma combined fund.

f. This adjustment reflects, on a pro forma basis for the twelve months ended April 30, 2002, the elimination of the duplicative registration fees previously incurred by the two funds.

g. This adjustment reflects the elimination of the duplicate pricing fees that would otherwise be included in the combined statement of operations since, on a pro forma basis, only the pricing fees of one fund, rather than two, would be incurred.

h. This amount represents the total estimated reduction to the pro forma combined expenses before application of the expense limitation required pursuant to the Expense Limitation Agreement entered into between the Trust and the Manager.

i. This adjustment reflects the amount required to reduce the pro forma combined operating expenses to the expense limitation of the Core Fund, based on the unaudited pro forma combined average daily net assets of the two funds, of 1.00%, net of securities lending revenue and exclusive of interest, taxes, brokerage fees, commissions and extraordinary expenses, pursuant to the Trust's Expense Limitation Agreement.

j. The expenses of the Reorganization, estimated to aggregate $85,000, will be shared by the Small Cap Fund and the Core Fund pro rata based on the relative net assets of each of the Funds.

5.   Changes in Investment Strategies and Pro Forma Schedule of Investments
     ----------------------------------------------------------------------

     Commencing April 24, 2002 and subject to an orderly transition, the Small Cap Fund's principal investment strategy changed from a pure growth strategy to a core strategy, which will reflect a blend of growth and value investing strategies, while maintaining its emphasis on small cap stocks. Commencing on July 25, 2002 and similarly subject to an orderly transition, the Core Fund's principal investment strategy was changed from a pure value strategy to a core strategy, which similarly will reflect a blend of growth and value investing styles while maintaining an emphasis on small cap stocks. As a result, the investments of both the Core Fund and the Small Cap Fund have changed since April 30, 2002. In order to supplement the Pro Forma Financial Statements, the following schedule of investments represents the unaudited Pro Forma Combining Schedule of Investments of the Small Cap Core Fund and Small Cap Fund as of August 31, 2002, which date is subsequent to the transitioning of the principal investment strategies of the two funds to their core strategy.

                     SMALL CAP CORE FUND AND SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 AUGUST 31, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

COMMON STOCK
APPAREL & TEXTILES
Wolverine World Wide                     37,330    $  585        19,050    $  299        56,380    $  884
                                                 --------                --------                --------


Footnote  5. to the Pro Forma  Combining  Financial  Statements:  -  Changes  in
--------------------------------------------------------------------------------
Investment Strategies (continued)
---------------------------------

            PITCAIRN SMALL CAP CORE FUND AND PITCAIRN SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 AUGUST 31, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

BANKS
Alabama National Bancorp                 17,400    $  735         8,878    $  375        26,278    $1,110
First Bancorp (Puerto Rico)              14,600       603        12,327       509        26,927     1,112
Hibernia, Cl A                           36,530       764        18,639       390        55,169     1,154
Provident Bankshares                     62,374     1,434        31,828       732        94,202     2,166
                                                 --------                --------                --------
                                                    3,536                   2,006                   5,542
                                                 --------                --------                --------

BATTERIES
Wilson Greatbatch Technologies           44,103     1,226        22,693       631        66,796     1,857
                                                 --------                --------                --------

CHEMICALS
Airgas                                   27,115       417        13,837       213        40,952       630
Aptargroup                               11,340       364         5,788       186        17,128       550
OM Group                                 12,460       657         6,360       335        18,820       992
Solutia                                  59,170       385        30,191       196        89,361       581
                                                 --------                --------                --------
                                                    1,823                     930                   2,753
                                                 --------                --------                --------

CLOTHING STORES
Chico's FAS                              70,226     1,232        36,074       633       106,300     1,865
                                                 --------                --------                --------

COMPUTER HARDWARE
Kronos                                   33,590       872        17,025       442        50,615     1,314
Zebra Technologies, Cl A                 20,195     1,097        10,306       560        30,501     1,657
                                                 --------                --------                --------
                                                    1,969                   1,002                   2,971
                                                 --------                --------                --------

COMPUTER SERVICES
Factset Research Systems                 21,200       526        10,816       268        32,016       794
                                                 --------                --------                --------

COMPUTER SOFTWARE
JDA Software Group                       48,890       619        24,946       316        73,836       935
MSC.Software                            161,560     1,696        61,975       651       223,535     2,347
                                                 --------                --------                --------
                                                    2,315                     967                   3,282
                                                 --------                --------                --------

CONSTRUCTION
Catellus Development                     23,710       467        12,098       238        35,808       705
Meritage                                  9,670       347         4,932       177        14,602       524
Trex                                     16,180       460         8,255       235        24,435       695
                                                 --------                --------                --------
                                                    1,274                     650                   1,924
                                                 --------                --------                --------

CONSUMER DURABLES
Furniture Brands International           18,515       468         9,449       239        27,964       707
                                                 --------                --------                --------

DEFENSE & AEROSPACE
Teledyne Technologies                    67,500     1,201        34,444       613       101,944     1,814
                                                 --------                --------                --------


Footnote  5. to the Pro Forma  Combining  Financial  Statements:  -  Changes  in
--------------------------------------------------------------------------------
Investment Strategies (continued)
---------------------------------

            PITCAIRN SMALL CAP CORE FUND AND PITCAIRN SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 AUGUST 31, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

DRUGS
Endo Pharmaceutical Holdings            108,750    $1,040        55,492    $  530       164,242    $1,570
Pharmaceutical Resources                 25,600       669        13,062       342        38,662     1,011
                                                 --------                --------                --------
                                                    1,709                     872                   2,581
                                                 --------                --------                --------

ELECTRICAL UTILITIES
PNM Resources                            32,750       723        16,709       369        49,459     1,092
                                                 --------                --------                --------

ELECTRONIC EQUIPMENT
ClearOne Communications                 125,225     1,478        51,140       603       176,365     2,081
Commonwealth Telephone                   17,560       672         8,958       343        26,518     1,015
Inet Technologies                        86,670       433        44,223       221       130,893       654
Technitrol                               29,460       587        15,032       299        44,492       886
                                                 --------                --------                --------
                                                    3,170                   1,466                   4,636
                                                 --------                --------                --------

FINANCIAL SERVICES
Apex Mortgage Capital                    55,660       776        28,400       396        84,060     1,172
Federated Agricultural Mortgage, CL C    35,800     1,002        18,268       512        54,068     1,514
Metris                                   75,010       300        38,610       154       113,620       454
                                                 --------                --------                --------
                                                    2,078                   1,062                   3,140
                                                 --------                --------                --------

FOOD & BEVERAGE
Cott                                     53,680       886        27,389       452        81,069     1,338
Monterey Pasta                           68,640       555        35,025       283       103,665       838
                                                 --------                --------                --------
                                                    1,441                     735                   2,176
                                                 --------                --------                --------

GAS UTILITIES
New Jersey Resources                     33,273     1,040        16,978       531        50,251     1,571
NUI                                      14,090       287         7,190       147        21,280       434
                                                 --------                --------                --------
                                                    1,327                     678                   2,005
                                                 --------                --------                --------

HOTELS
Penn National Gaming                     73,560     1,346        37,538       687       111,098     2,033
                                                 --------                --------                --------

INDUSTRIAL PARTS
Circor International                     63,028     1,015        32,251       519        95,279     1,534
Manitowoc                                16,690       551         8,518       281        25,208       832
                                                 --------                --------                --------
                                                    1,566                     800                   2,366
                                                 --------                --------                --------

INDUSTRIAL SERVICES
Regis                                    29,045       742        14,822       379        43,867     1,121
                                                 --------                --------                --------

INTERNET SERVICES
NetFlix.com                              67,970       891        34,683       455       102,653     1,346
                                                 --------                --------                --------

LEISURE
Nautilus Group                           18,350       582         9,363       297        27,713       879
                                                 --------                --------                --------


Footnote  5. to the Pro Forma  Combining  Financial  Statements:  -  Changes  in
--------------------------------------------------------------------------------
Investment Strategies (continued)
---------------------------------

            PITCAIRN SMALL CAP CORE FUND AND PITCAIRN SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 AUGUST 31, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

LIFE & HEALTH INSURANCE
Stancorp Financial Group                  8,900    $  487         4,543    $  248        13,443    $  735
                                                 --------                --------                --------

MEDIA
Aeroflex                                 40,140       198        20,482       101        60,622       299
Cumulus Media                            37,330       521        22,777       318        60,107       839
                                                 --------                --------                --------
                                                      719                     419                   1,138
                                                 --------                --------                --------

MEDICAL PRODUCTS
Cooper                                   20,955       951        10,695       485        31,650     1,436
Invitrogen                               17,140       610         8,748       311        25,888       921
Respironics                              27,680       938        16,099       546        43,779     1,484
Serologicals                             35,396       424        18,183       218        53,579       642
                                                 --------                --------                --------
                                                    2,923                   1,560                   4,483
                                                 --------                --------                --------

MEDICAL SERVICES
Albany Molecular Research                43,630       856        22,261       436        65,891     1,292
Enzon                                    24,480       539        12,493       275        36,973       814
MedQuist                                 23,160       625        11,818       319        34,978       944
Triad Hospitals                          28,130     1,027        14,355       524        42,485     1,551
                                                 --------                --------                --------
                                                    3,047                   1,554                   4,601
                                                 --------                --------                --------

METALS & MINING
Gibraltar Steel                          24,422       488        12,462       249        36,884       737
Harsco                                   16,430       499         8,385       255        24,815       754
                                                 --------                --------                --------
                                                      987                     504                   1,491
                                                 --------                --------                --------

MOTOR VEHICLES & PARTS
Visteon                                  84,195       959        42,963       489       127,158     1,448
                                                 --------                --------                --------

OIL SERVICES
Forest Oil                               20,080       527        10,245       269        30,325       796
Veritas DGC                              70,040       907        35,737       463       105,777     1,370
Wiser Oil                               114,005       418        58,176       213       172,181       631
                                                 --------                --------                --------
                                                    1,852                     945                   2,797
                                                 --------                --------                --------

PROPERTY & CASUALTY INSURANCE
IPC Holdings                             38,770     1,170        19,781       597        58,551     1,767
                                                 --------                --------                --------

PUBLISHING
Scholastic                               12,720       537         6,490       274        19,210       811
                                                 --------                --------                --------

RAILROADS                                    --
Genesee & Wyoming, Cl A                  33,320       750        17,000       382        50,320     1,132
                                                 --------                --------                --------


Footnote  5. to the Pro Forma  Combining  Financial  Statements:  -  Changes  in
--------------------------------------------------------------------------------
Investment Strategies (continued)
---------------------------------

            PITCAIRN SMALL CAP CORE FUND AND PITCAIRN SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 AUGUST 31, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

REAL ESTATE INVESTMENT TRUSTS
Heritage Property Investment Trust       51,622    $1,277        26,341    $  652        77,963    $1,929
Kilroy Realty                            35,100       853        17,913       435        53,013     1,288
SL Green Realty                          27,595       912        14,081       465        41,676     1,377
                                                 --------                --------                --------
                                                    3,042                   1,552                   4,594
                                                 --------                --------                --------

RESTAURANTS
Applebees International                  26,560       590        13,555       301        40,115       891
                                                 --------                --------                --------

SCHOOLS
Sylvan Learning Systems                  33,270       472        16,978       241        50,248       713
                                                 --------                --------                --------

SCIENTIFIC INSTRUMENTS
Fisher Scientific International          36,420     1,047        18,584       534        55,004     1,581
                                                 --------                --------                --------

SEMICONDUCTORS
Asyst Technologies                       42,020       377        21,443       192        63,463       569
Dupont Photomasks                         7,220       176         3,686        90        10,906       266
Rambus                                   51,940       283        26,690       145        78,630       428
Veeco Instruments                        42,160       552        21,514       282        63,674       834
Vishay Intertechnology                   20,500       294        10,462       150        30,962       444
                                                 --------                --------                --------
                                                    1,682                     859                   2,541
                                                 --------                --------                --------

SPECIALTY RETAIL
G&K Services                             14,350       460         7,320       235        14,585       695
Galyans Trading                          66,447       707        33,904       361       100,351     1,068
                                                 --------                --------                --------
                                                    1,167                     596                   1,763
                                                 --------                --------                --------

THRIFTS
Webster Financial                        40,137     1,531        20,482       781        60,619     2,312
                                                 --------                --------                --------

TRUCK, SEA & AIR FREIGHT
Werner Enterprises                       40,173       718        20,500       367        60,673     1,085
                                                 --------                --------                --------

Total Common Stock                                 55,410                  28,241                  83,651
                                                 ========                ========                ========

REGISTERED INVESTMENT COMPANIES
iShares(R)Russell 2000 Index Fund         1,495       117         3,243       253         4,738       370
Northern Institutional Liquid
  Asset Portfolio                    21,818,441    21,818    12,499,443    12,499    34,317,884    34,317
                                                 --------                --------                --------

Total Registered Investment Companies              21,935                  12,752                  34,687
                                                 --------                --------                --------


Footnote  5. to the Pro Forma  Combining  Financial  Statements:  -  Changes  in
--------------------------------------------------------------------------------
Investment Strategies (continued)
---------------------------------

            PITCAIRN SMALL CAP CORE FUND AND PITCAIRN SMALL CAP FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 AUGUST 31, 2002

                                         SMALL CAP CORE            SMALL CAP
                                               FUND                    FUND                  COMBINED
                                       --------------------    --------------------    --------------------

                                        SHARES  VALUE (000)     SHARES  VALUE (000)     SHARES  VALUE (000)
                                       --------------------    --------------------    --------------------

SECURITIES PLEDGED (SOLD SHORT)
MPS                                     221,372    $1,184            --        --       221,372    $1,184
MPS                                    (221,372)   (1,184)           --        --      (221,372)   (1,184)
Wachovia                                 52,361     1,930            --        --        52,361     1,930
Wachovia                                (52,361)   (1,930)           --        --       (52,361)   (1,930)
                                                 --------                --------                --------

Total Securities Pledged (Sold Short)                  --                      --                      --
                                                 --------                --------                --------

WARRANTS
CONSUMER PRODUCTS
Imperial Credit Industries,
  Expire 01/30/2008                      17,236        --            --        --        17,236        --
                                                 --------                --------                --------

Total Warrants                                         --                      --                      --
                                                 --------                --------                --------

                                         FACE                    FACE                    FACE
                                         ----                    ----                    ----

REPURCHASE AGREEMENT
Morgan Stanley Dean Witter             $255,435       255      $198,920  $    199      $454,355       454
                                                 --------                --------                --------

Total Repurchase Agreement                            255                     199                     454
                                                 --------                --------                --------

Total Investments                                $ 77,600                $ 41,192                $118,792
                                                 ========                ========                ========

As of August 31, 2002, all of the securities held by the Small Cap Fund would comply with the compliance guidelines and/or investment restrictions of the Core Fund.

                           PART C - OTHER INFORMATION

ITEM 15. INDEMNIFICATION. State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for its own protection.

Reference is made to Article VII of the Registrant's Amended and Restated Declaration of Trust.

Reference is made to Article VI of the Registrant's By-Laws.

Reference is made to Article 7 of the Distribution Agreement between Pitcairn Funds and SEI Investment Distribution Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection wit the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS. Subject to the rules on incorporation by reference, the following is a list of all exhibits filed as part of the registration statement.

     (1)  copies of the charter of the Registrant as now in effect;

          Incorporated   herein  by  reference  to  Item  (a)(i)   contained  in
          Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (2) copies of the existing bylaws or corresponding instruments of the Registrant;

          Incorporated herein by reference to Item (b) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (3) copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

          Not Applicable

     (4) copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

          (Filed herewith as Exhibit A to Part A of this Form N-14.)

     (5) copies of all instruments defining the rights of holders of the securities being registered including where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          (Refer to Item 16 of this Part C.)

     (6) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          Incorporated herein by reference to Items (d)(1), (2) and (4) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (7) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          Incorporated herein by reference to Item (e) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (8) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

     (9)  copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule of remuneration;

          Incorporated herein by reference to Item (g) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (10) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendments to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan;

          Not Applicable.

     (11) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

          Form of Opinion of Counsel to the Registrant - Incorporated by reference to Item (i) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (12) an opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue
          Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          Form of Opinion of Dechert Supporting Tax Matters and Consequences to Shareholders - Filed Herewith

     (13) copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

     (14) copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

          Consent of PricewaterhouseCoopers LLP, independent auditors to the Registrant - Filed Herewith

     (15) all financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable

     (16) manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          Power of Attorney dated September 16, 2002 - Filed Herewith

     (17) any additional exhibits which the Registrant may wish to file.

          (a) Prospectus and Statement of Additional Information incorporated herein by reference to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002;

          (b) Registrant's Annual Report to Shareholders and related Report of Accountants incorporated herein by reference to Form N-30D, filed with the Securities and Exchange Commission on December 28, 2001;

          (c)  Registrant's   Unaudited   Semi-Annual   Report  to  Shareholders
               incorporated herein by reference to Form N-30D, filed with the Securities and Exchange Commission on June 27, 2002.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in Jenkintown and the Commonwealth of Pennsylvania, on the 28th day of October, 2002.

                                        PITCAIRN FUNDS


                                        By: /s/ Alvin A. Clay III
                                        ----------------------------------------
                                        Alvin A. Clay, III
                                        President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ William C. McCormick          Treasurer
------------------------------    (Chief Financial Officer
William C. McCormick*             and Chief Accounting
                                  Officer)                    October 28, 2002


/s/ Alvin A. Clay III             Trustee
------------------------------    (President and Chief
Alvin A. Clay III                 Executive Officer)          October 28, 2002


/s/ Lawrence R. Bardfeld          Trustee
------------------------------    (Chairman and Vice
Dirk Junge*                       President)                  October 28, 2002


/s/ Lawrence R. Bardfeld          Trustee
------------------------------
George M. Chamberlain, Jr.*                                   October 28, 2002


/s/ Lawrence R. Bardfeld          Trustee
------------------------------
Carleton A. Holstrom*                                         October 28, 2002


/s/ Lawrence R. Bardfeld          Trustee
------------------------------
James R. Wood*                                                October 28, 2002


* By: /s/ Lawrence R. Bardfeld
------------------------------
As Attorney-in-Fact**                                         October 28, 2002
(Pursuant to a Power of
Attorney Filed Herewith)

                                  EXHIBIT LIST:

Exhibit 12: Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

Exhibit 14:         Consent of Independent Auditors, PricewaterhouseCoopers, LLP

Exhibit 16(1):      Power of Attorney for the Registrant

Exhibit 16(2):      Certificate of Secretary of the Registrant